United  States
Securities  and  Exchange  Commission
Washington,  D.C.  20549

Form  N-Q

Quarterly  Schedule  of  Portfolio  Holdings  of  Registered
Management  Investment  Company

Investment  Company  Act  file  number         811-04087
                                      ---------------------

Exeter  Fund,  Inc.
---------------------------------------------------------
(Exact  name  of  registrant  as  specified  in  charter)

1100  Chase  Square,  Rochester,  New  York                          14604
--------------------------------------------------------------------------------
(Address  of  principal executive offices)                            (zip code)

B.  Reuben  Auspitz              1100  Chase  Square,  Rochester, New York 14604
--------------------------------------------------------------------------------
(Name  and  address  of  agent  for  service)

Registrant's  telephone  number,  including  area  code:  585-325-6880
                                                        ------------------

Date  of  fiscal  year  end:  December  31,  2004
                            --------------------------

Date  of  reporting  period:  September  30,  2004
                            --------------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Section 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided by Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimates and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


ITEM 1: SCHEDULE OF INVESTMENTS




INVESTMENT PORTFOLIO - SEPTEMBER 30, 2004 (UNAUDITED)

                                                               SHARES/
LIFE SCIENCES SERIES                                       PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------  ------------------  -----------

COMMON STOCKS - 88.1%
CONSUMER DISCRETIONARY - 2.0%
SPECIALTY RETAIL - 2.0%
Weight Watchers International, Inc.* . . . . . . . . . .             89,000 $   3,454,980
                                                                           --------------

HEALTH CARE - 81.3%
BIOTECHNOLOGY - 14.3%
BioMarin Pharmaceutical, Inc.* . . . . . . . . . . . . .          1,350,000     7,006,500
Ciphergen Biosystems, Inc.*. . . . . . . . . . . . . . .            420,000     1,638,000
Diversa Corp.* . . . . . . . . . . . . . . . . . . . . .            518,000     4,325,300
Enzon Pharmaceuticals, Inc.* . . . . . . . . . . . . . .            168,000     2,679,600
EXACT Sciences Corp.*. . . . . . . . . . . . . . . . . .            298,950       986,535
Transkaryotic Therapies, Inc.* . . . . . . . . . . . . .            441,500     7,827,795
                                                                           --------------
                                                                               24,463,730
                                                                           --------------

HEALTH CARE EQUIPMENT & SUPPLIES - 13.6%
Advanced Neuromodulation Systems, Inc.*. . . . . . . . .            275,000     8,346,250
Conceptus, Inc.* . . . . . . . . . . . . . . . . . . . .            394,675     3,658,637
Millipore Corp.* . . . . . . . . . . . . . . . . . . . .             97,000     4,641,450
Thermo Electron Corp.* . . . . . . . . . . . . . . . . .             62,000     1,675,240
Varian, Inc.*. . . . . . . . . . . . . . . . . . . . . .            120,225     4,552,921
Viasys Healthcare, Inc.* . . . . . . . . . . . . . . . .             29,750       497,717
                                                                           --------------
                                                                               23,372,215
                                                                           --------------

HEALTH CARE PROVIDERS & SERVICES - 31.4%
Allscripts Healthcare Solutions, Inc.* . . . . . . . . .            914,000     8,226,000
American Healthways, Inc.* . . . . . . . . . . . . . . .            240,700     7,006,777
AmerisourceBergen Corp.. . . . . . . . . . . . . . . . .             62,000     3,330,020
Express Scripts, Inc.* . . . . . . . . . . . . . . . . .             81,000     5,292,540
HCA, Inc.. . . . . . . . . . . . . . . . . . . . . . . .             90,000     3,433,500
McKesson Corp. . . . . . . . . . . . . . . . . . . . . .            112,000     2,872,800
Odyssey Healthcare, Inc.*. . . . . . . . . . . . . . . .            380,000     6,745,000
Omnicell, Inc.*. . . . . . . . . . . . . . . . . . . . .            273,000     3,609,060
WebMD Corp.* . . . . . . . . . . . . . . . . . . . . . .          1,910,000    13,293,600
                                                                           --------------
                                                                               53,809,297
                                                                           --------------

PHARMACEUTICALS - 22.0%
Novartis AG - ADR (Switzerland). . . . . . . . . . . . .            272,000    12,694,240
Pfizer, Inc. . . . . . . . . . . . . . . . . . . . . . .            142,000     4,345,200
Schering AG (Germany). . . . . . . . . . . . . . . . . .            104,000     6,557,801
Schering-Plough Corp.. . . . . . . . . . . . . . . . . .            742,000    14,142,520
                                                                           --------------
                                                                               37,739,761
                                                                           --------------
                                                                              139,385,003
                                                                           --------------

INFORMATION TECHNOLOGY - 1.5%
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.5%
Mettler-Toledo International, Inc.* (Switzerland). . . .             54,000     2,549,880
                                                                           --------------

MATERIALS - 3.3%
CHEMICALS - 3.3%
Lonza Group AG* (Switzerland). . . . . . . . . . . . . .            126,000     5,712,553
                                                                           --------------

TOTAL COMMON STOCKS
(Identified Cost $149,799,607) . . . . . . . . . . . . .                      151,102,416
                                                                           --------------

UNIT INVESTMENT TRUSTS - 7.9%
Nasdaq-100 Index Tracking Stock. . . . . . . . . . . . .            195,000     6,848,400
Standard & Poor's Depositary Receipts Trust Series 1 . .             60,000     6,705,600
                                                                           --------------

TOTAL UNIT INVESTMENT TRUSTS
(Identified Cost $13,446,186). . . . . . . . . . . . . .                       13,554,000
                                                                           --------------

SHORT-TERM INVESTMENTS - 6.2%
Dreyfus Treasury Cash Management - Institutional Shares.          4,575,689     4,575,689
Federal Home Loan Bank Discount Note, 11/19/2004 . . . .  $       6,000,000     5,985,831
                                                                           --------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $10,561,520). . . . . . . . . . . . . .                       10,561,520
                                                                           --------------

TOTAL INVESTMENTS - 102.2%
(Identified Cost $173,807,313) . . . . . . . . . . . . .                      175,217,936

LIABILITIES, LESS OTHER ASSETS - (2.2%). . . . . . . . .                       (3,753,888)
                                                                           --------------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . .                   $  171,464,048
                                                                           ==============





*Non-income  producing  security
ADR  -  American  Depository  Receipt


FEDERAL  TAX  INFORMATION:

On September 30, 2004, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:




Cost for federal income tax purposes  $173,807,313

Unrealized appreciation. . . . . . .  $ 16,540,113
Unrealized depreciation. . . . . . .   (15,129,490)
                                      -------------

Net unrealized appreciation. . . . .  $  1,410,623
                                      =============





For information regarding the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent semi-annual or annual financial statements.




INVESTMENT PORTFOLIO - SEPTEMBER 30, 2004 (UNAUDITED)

                                                                 SHARES/
TECHNOLOGY SERIES                                            PRINCIPAL AMOUNT     VALUE
----------------------------------------------------------  ------------------  ----------

COMMON STOCKS - 82.7%
CONSUMER DISCRETIONARY - 13.9%
HOUSEHOLD DURABLES - 3.8%
Sony Corp. - ADR (Japan) . . . . . . . . . . . . . . . . .             62,000 $  2,132,180
                                                                             -------------

INTERNET & CATALOG RETAIL - 4.3%
IAC/InterActive Corp.* . . . . . . . . . . . . . . . . . .            108,500    2,389,170
                                                                             -------------

MEDIA - 4.0%
Harris Interactive, Inc.*. . . . . . . . . . . . . . . . .            173,000    1,140,070
Time Warner, Inc.* . . . . . . . . . . . . . . . . . . . .             68,000    1,097,520
                                                                             -------------
                                                                                 2,237,590
                                                                             -------------

SPECIALTY RETAIL - 1.8%
Office Depot, Inc.*. . . . . . . . . . . . . . . . . . . .             68,000    1,022,040
                                                                             -------------
                                                                                 7,780,980
                                                                             -------------

HEALTH CARE - 3.7%
HEALTH CARE PROVIDERS & SERVICES - 3.7%
WebMD Corp.* . . . . . . . . . . . . . . . . . . . . . . .            297,000    2,067,120
                                                                             -------------

INDUSTRIALS - 6.0%
ELECTRICAL EQUIPMENT - 5.0%
American Superconductor Corp.* . . . . . . . . . . . . . .            178,000    2,210,760
Plug Power, Inc.*. . . . . . . . . . . . . . . . . . . . .             92,000      589,720
                                                                             -------------
                                                                                 2,800,480
                                                                             -------------

MACHINERY - 1.0%
Tomra Systems ASA (Norway) . . . . . . . . . . . . . . . .            144,000      545,186
                                                                             -------------
                                                                                 3,345,666
                                                                             -------------
INFORMATION TECHNOLOGY - 44.8%
COMMUNICATIONS EQUIPMENT - 7.3%
Lucent Technologies, Inc.* . . . . . . . . . . . . . . . .            527,000    1,670,590
Nokia Oyj - ADR (Finland). . . . . . . . . . . . . . . . .            177,000    2,428,440
                                                                             -------------
                                                                                 4,099,030
                                                                             -------------

COMPUTERS & PERIPHERALS - 5.3%
Electronics for Imaging, Inc.* . . . . . . . . . . . . . .             32,500      527,800
EMC Corp.* . . . . . . . . . . . . . . . . . . . . . . . .            156,000    1,800,240
Stratasys, Inc.* . . . . . . . . . . . . . . . . . . . . .             21,000      662,655
                                                                             -------------
                                                                                 2,990,695
                                                                             -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 5.6%
Digital Theater Systems, Inc.* . . . . . . . . . . . . . .             71,000    1,295,750
Fargo Electronics* . . . . . . . . . . . . . . . . . . . .             74,000      717,060
OSI Systems, Inc.* . . . . . . . . . . . . . . . . . . . .             70,500    1,135,050
                                                                             -------------
                                                                                 3,147,860
                                                                             -------------

INTERNET SOFTWARE & SERVICES - 1.0%
Online Resources Corp.*. . . . . . . . . . . . . . . . . .             76,000      539,600
                                                                             -------------

IT SERVICES - 2.4%
First Data Corp. . . . . . . . . . . . . . . . . . . . . .             32,000    1,392,000
                                                                             -------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.7%
Cabot Microelectronics Corp.*. . . . . . . . . . . . . . .             15,500      561,875
Cymer, Inc.* . . . . . . . . . . . . . . . . . . . . . . .             27,300      782,418
Sigma Designs, Inc.* . . . . . . . . . . . . . . . . . . .             81,000      757,350
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)            217,000    1,549,380
Texas Instruments, Inc.. . . . . . . . . . . . . . . . . .            109,000    2,319,520
                                                                             -------------
                                                                                 5,970,543
                                                                             -------------

SOFTWARE - 12.5%
Amdocs Ltd.* (Guernsey). . . . . . . . . . . . . . . . . .            160,000    3,492,800
DocuCorp International, Inc.*. . . . . . . . . . . . . . .             65,575      557,387
Informatica Corp.* . . . . . . . . . . . . . . . . . . . .            181,000    1,058,850
McAfee, Inc.*. . . . . . . . . . . . . . . . . . . . . . .             63,800    1,282,380
VERITAS Software Corp.*. . . . . . . . . . . . . . . . . .             33,000      587,400
                                                                             -------------
                                                                                 6,978,817
                                                                             -------------
                                                                                25,118,545
                                                                             -------------

TELECOMMUNICATION SERVICES - 14.3%
DIVERSIFIED TELECOMMUNICATION SERVICES - 6.6%
CT Communications, Inc.. . . . . . . . . . . . . . . . . .             75,000    1,034,250
D&E Communications, Inc. . . . . . . . . . . . . . . . . .             86,400      993,600
PT Telekomunikasi Indonesia - ADR (Indonesia). . . . . . .             93,000    1,645,170
                                                                             -------------
                                                                                 3,673,020
                                                                             -------------

WIRELESS TELECOMMUNICATION SERVICES - 7.7%
NTT DoCoMo, Inc. (Japan) . . . . . . . . . . . . . . . . .                870    1,478,798
Vodafone Group plc - ADR (United Kingdom). . . . . . . . .            118,000    2,844,980
                                                                             -------------
                                                                                 4,323,778
                                                                             -------------
                                                                                 7,996,798
                                                                             -------------

TOTAL COMMON STOCKS
(Identified Cost $42,510,113). . . . . . . . . . . . . . .                      46,309,109
                                                                             -------------

UNIT INVESTMENT TRUSTS - 3.9%
Nasdaq-100 Index Tracking Stock
(Identified Cost $2,184,512) . . . . . . . . . . . . . . .             63,000    2,212,560
                                                                             -------------

SHORT-TERM INVESTMENTS - 17.5%
Dreyfus Treasury Cash Management - Institutional Shares. .          2,779,203    2,779,203
U.S. Treasury Bill, 10/28/2004 . . . . . . . . . . . . . .  $       7,000,000    6,991,968
                                                                             -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $9,771,171) . . . . . . . . . . . . . . .                       9,771,171
                                                                             -------------

TOTAL INVESTMENTS - 104.1%
(Identified Cost $54,465,796). . . . . . . . . . . . . . .                      58,292,840

LIABILITIES, LESS OTHER ASSETS - (4.1%). . . . . . . . . .                      (2,304,050)
                                                                             -------------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . . .                   $  55,988,790
                                                                             =============





*Non-income  producing  security
ADR  -  American  Depository  Receipt



FEDERAL  TAX  INFORMATION:

On September 30, 2004, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:




Cost for federal income tax purposes  $55,685,043

Unrealized appreciation. . . . . . .  $ 4,065,925
Unrealized depreciation. . . . . . .   (1,458,128)
                                      ------------

Net unrealized appreciation. . . . .  $ 2,607,797
                                      ============





For information regarding the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent semi-annual or annual financial statements.




INVESTMENT PORTFOLIO - SEPTEMBER 30, 2004 (UNAUDITED)


                                                               SHARES/
SMALL CAP SERIES                                           PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------  ------------------  ----------
COMMON STOCKS - 97.2%
CONSUMER DISCRETIONARY - 16.9%
AUTO COMPONENTS - 0.3%
Azure Dynamics Corp.* (Canada) . . . . . . . . . . . . .            952,000 $    452,830
                                                                           -------------

HOTELS, RESTAURANTS & LEISURE - 4.4%
Benihana, Inc. - Class A*. . . . . . . . . . . . . . . .             37,000      495,060
Club Mediterranee S.A.* (France) . . . . . . . . . . . .             58,800    2,784,782
International Speedway Corp. - Class A . . . . . . . . .             29,500    1,472,050
Shangri-La Asia Ltd. (Hong Kong) . . . . . . . . . . . .          1,540,000    1,659,100
                                                                           -------------
                                                                               6,410,992
                                                                           -------------

HOUSEHOLD DURABLES - 1.9%
Interface, Inc. - Class A* . . . . . . . . . . . . . . .            240,000    1,924,800
Libbey, Inc. . . . . . . . . . . . . . . . . . . . . . .             24,000      448,800
The Rowe Companies*. . . . . . . . . . . . . . . . . . .             82,000      418,200
                                                                           -------------
                                                                               2,791,800
                                                                           -------------

LEISURE EQUIPMENT & PRODUCTS - 2.2%
Callaway Golf Co.. . . . . . . . . . . . . . . . . . . .             41,000      433,370
Hasbro, Inc. . . . . . . . . . . . . . . . . . . . . . .             90,000    1,692,000
K2, Inc.*. . . . . . . . . . . . . . . . . . . . . . . .             48,000      686,880
The Vermont Teddy Bear Co., Inc.*. . . . . . . . . . . .            105,000      515,550
                                                                           -------------
                                                                               3,327,800
                                                                           -------------

MEDIA - 5.7%
Acme Communications, Inc.* . . . . . . . . . . . . . . .            396,000    2,356,200
Belo Corp. -  Class A. . . . . . . . . . . . . . . . . .             63,000    1,420,020
Hearst-Argyle Television, Inc. - Class A . . . . . . . .             43,000    1,051,350
Insight Communications Co., Inc. - Class A*. . . . . . .            233,000    2,050,400
Scholastic Corp.*. . . . . . . . . . . . . . . . . . . .             48,000    1,482,720
                                                                           -------------
                                                                               8,360,690
                                                                           -------------

SPECIALTY RETAIL - 1.8%
Douglas Holding AG (Germany) . . . . . . . . . . . . . .             48,200    1,438,117
Foot Locker, Inc.. . . . . . . . . . . . . . . . . . . .             50,000    1,185,000
                                                                           -------------
                                                                               2,623,117
                                                                           -------------

TEXTILES, APPAREL & LUXURY GOODS - 0.6%
Wolverine World Wide, Inc. . . . . . . . . . . . . . . .             33,600      846,720
                                                                           -------------
                                                                              24,813,949
                                                                           -------------

CONSUMER STAPLES - 6.2%
BEVERAGES - 0.3%
National Beverage Corp.. . . . . . . . . . . . . . . . .             62,000      500,960
                                                                           -------------

FOOD & STAPLES RETAILING - 0.8%
Pathmark Stores, Inc.* . . . . . . . . . . . . . . . . .            251,000    1,217,350
                                                                           -------------

FOOD PRODUCTS - 3.5%
American Italian Pasta Co. - Class A . . . . . . . . . .             33,000      862,950
Chiquita Brands International, Inc.* . . . . . . . . . .             33,925      590,634
Hain Celestial Group, Inc.*. . . . . . . . . . . . . . .             41,000      724,880
J&J Snack Foods Corp.* . . . . . . . . . . . . . . . . .             13,300      570,304
Lancaster Colony Corp. . . . . . . . . . . . . . . . . .             12,200      514,413
Ralcorp Holdings, Inc.*. . . . . . . . . . . . . . . . .             18,500      667,850
Smithfield Foods, Inc.*. . . . . . . . . . . . . . . . .             50,000    1,250,000
                                                                           -------------
                                                                               5,181,031
                                                                           -------------

HOUSEHOLD PRODUCTS - 1.1%
Rayovac Corp.* . . . . . . . . . . . . . . . . . . . . .             59,000    1,554,650
                                                                           -------------

PERSONAL PRODUCTS - 0.5%
Playtex Products, Inc. . . . . . . . . . . . . . . . . .            108,000      680,400
                                                                           -------------
                                                                               9,134,391
                                                                           -------------

ENERGY - 18.6%
ENERGY EQUIPMENT & SERVICES - 16.5%
Atwood Oceanics, Inc.* . . . . . . . . . . . . . . . . .             67,000    3,185,180
Helmerich & Payne, Inc.. . . . . . . . . . . . . . . . .            106,000    3,041,140
National-Oilwell, Inc.*. . . . . . . . . . . . . . . . .            108,000    3,548,880
Newpark Resources, Inc.* . . . . . . . . . . . . . . . .            327,000    1,962,000
Precision Drilling Corp.* (Canada) . . . . . . . . . . .             29,000    1,667,500
Pride International, Inc.* . . . . . . . . . . . . . . .            246,000    4,868,340
Varco International, Inc.* . . . . . . . . . . . . . . .            218,000    5,846,760
                                                                           -------------
                                                                              24,119,800
                                                                           -------------

OIL & GAS - 2.1%
Forest Oil Corp.*. . . . . . . . . . . . . . . . . . . .            104,000    3,132,480
                                                                           -------------
                                                                              27,252,280
                                                                           -------------

FINANCIALS - 4.5%
COMMERCIAL BANKS - 3.4%
American National Bankshares, Inc. . . . . . . . . . . .             26,100      634,491
Chemical Financial Corp. . . . . . . . . . . . . . . . .             15,700      573,364
First Community Bancshares, Inc. . . . . . . . . . . . .             17,500      574,875
First Financial Corp.. . . . . . . . . . . . . . . . . .             18,300      574,986
Firstbank Corp.. . . . . . . . . . . . . . . . . . . . .             21,100      593,332
National Bankshares, Inc.. . . . . . . . . . . . . . . .             13,000      568,100
Omega Financial Corp.. . . . . . . . . . . . . . . . . .             18,400      636,640
Shore Bancshares, Inc. . . . . . . . . . . . . . . . . .             10,100      293,506
United Security Bancshares, Inc. . . . . . . . . . . . .             17,500      490,000
                                                                           -------------
                                                                               4,939,294
                                                                           -------------

CONSUMER FINANCE - 0.7%
MoneyGram International, Inc.. . . . . . . . . . . . . .             60,000    1,024,800
                                                                           -------------

THRIFTS & MORTGAGE FINANCE - 0.4%
Washington Federal, Inc. . . . . . . . . . . . . . . . .             24,000      603,600
                                                                           -------------
                                                                               6,567,694
                                                                           -------------

HEALTH CARE - 6.0%
BIOTECHNOLOGY - 0.9%
BioMarin Pharmaceutical, Inc.* . . . . . . . . . . . . .            258,000    1,339,020
                                                                           -------------

HEALTH CARE EQUIPMENT & SUPPLIES - 3.1%
Advanced Neuromodulation Systems, Inc.*. . . . . . . . .             47,000    1,426,450
Bruker BioSciences Corp.*. . . . . . . . . . . . . . . .            192,307      665,382
Millipore Corp.* . . . . . . . . . . . . . . . . . . . .             52,500    2,512,125
                                                                           -------------
                                                                               4,603,957
                                                                           -------------

HEALTH CARE PROVIDERS & SERVICES - 2.0%
American Healthways, Inc.* . . . . . . . . . . . . . . .             67,000    1,950,370
WebMD Corp.* . . . . . . . . . . . . . . . . . . . . . .            139,000      967,440
                                                                           -------------
                                                                               2,917,810
                                                                           -------------
                                                                               8,860,787
                                                                           -------------

INDUSTRIALS - 21.2%
AIRLINES - 3.3%
AirTran Holdings, Inc.*. . . . . . . . . . . . . . . . .             50,000      498,000
AMR Corp.* . . . . . . . . . . . . . . . . . . . . . . .            103,000      754,990
Continental Airlines, Inc. - Class B*. . . . . . . . . .             88,500      754,020
JetBlue Airways Corp.* . . . . . . . . . . . . . . . . .             71,000    1,485,320
Northwest Airlines Corp.*. . . . . . . . . . . . . . . .             25,000      205,250
SkyWest, Inc.. . . . . . . . . . . . . . . . . . . . . .             73,000    1,098,650
                                                                           -------------
                                                                               4,796,230
                                                                           -------------

COMMERCIAL SERVICES & SUPPLIES - 2.3%
Aggreko plc (United Kingdom) . . . . . . . . . . . . . .            500,000    1,291,112
BWT AG (Austria) . . . . . . . . . . . . . . . . . . . .             59,000    1,463,168
Herman Miller, Inc.. . . . . . . . . . . . . . . . . . .             26,000      640,900
                                                                           -------------
                                                                               3,395,180
                                                                           -------------

CONSTRUCTION & ENGINEERING - 2.8%
Infrasource Services, Inc.*. . . . . . . . . . . . . . .            115,000    1,207,500
Insituform Technologies, Inc. - Class A* . . . . . . . .             82,675    1,543,543
Koninklijke Boskalis Westminster N.V. (Netherlands). . .             26,156      694,522
The Shaw Group, Inc.*. . . . . . . . . . . . . . . . . .             54,000      648,000
                                                                           -------------
                                                                               4,093,565
                                                                           -------------

ELECTRICAL EQUIPMENT - 1.7%
Global Power Equipment Group, Inc.*. . . . . . . . . . .            197,000    1,459,770
Plug Power, Inc.*. . . . . . . . . . . . . . . . . . . .            171,000    1,096,110
                                                                           -------------
                                                                               2,555,880
                                                                           -------------

MACHINERY - 7.9%
AGCO Corp.*. . . . . . . . . . . . . . . . . . . . . . .            138,000    3,121,560
Albany International Corp. - Class A . . . . . . . . . .             83,000    2,474,230
Lindsay Manufacturing Co.. . . . . . . . . . . . . . . .             93,000    2,495,190
Tomra Systems ASA (Norway) . . . . . . . . . . . . . . .            315,000    1,192,595
Wabtec Corp. . . . . . . . . . . . . . . . . . . . . . .            124,190    2,321,111
                                                                           -------------
                                                                              11,604,686
                                                                           -------------

ROAD & RAIL - 3.2%
Central Freight Lines, Inc.* . . . . . . . . . . . . . .            183,000    1,099,830
Kansas City Southern*. . . . . . . . . . . . . . . . . .            232,000    3,519,440
                                                                           -------------
                                                                               4,619,270
                                                                           -------------
                                                                              31,064,811
                                                                           -------------

INFORMATION TECHNOLOGY - 12.8%
COMPUTERS & PERIPHERALS - 1.3%
Stratasys, Inc.* . . . . . . . . . . . . . . . . . . . .             60,000    1,893,300
                                                                           -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.8%
Digital Theater Systems, Inc.* . . . . . . . . . . . . .             61,000    1,113,250
Fargo Electronics* . . . . . . . . . . . . . . . . . . .            310,275    3,006,565
OSI Systems, Inc.* . . . . . . . . . . . . . . . . . . .             90,000    1,449,000
                                                                           -------------
                                                                               5,568,815
                                                                           -------------

IT SERVICES - 1.0%
The BISYS Group, Inc.*1. . . . . . . . . . . . . . . . .             99,000    1,446,390
                                                                           -------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.5%
Brooks Automation, Inc.* . . . . . . . . . . . . . . . .            188,000    2,660,200
Cabot Microelectronics Corp.*. . . . . . . . . . . . . .             48,000    1,740,000
Cymer, Inc.* . . . . . . . . . . . . . . . . . . . . . .             71,000    2,034,860
Sigma Designs, Inc.* . . . . . . . . . . . . . . . . . .            182,000    1,701,700
                                                                           -------------
                                                                               8,136,760
                                                                           -------------

SOFTWARE - 1.2%
McAfee, Inc.*. . . . . . . . . . . . . . . . . . . . . .             84,000    1,688,400
                                                                           -------------
                                                                              18,733,665
                                                                           -------------

MATERIALS - 4.9%
CHEMICALS - 3.3%
Cabot Corp.. . . . . . . . . . . . . . . . . . . . . . .             24,000      925,680
Minerals Technologies, Inc.. . . . . . . . . . . . . . .             67,000    3,943,620
                                                                           -------------
                                                                               4,869,300
                                                                           -------------

PAPER & FOREST PRODUCTS - 1.6%
Aracruz Celulose S.A. - ADR (Brazil) . . . . . . . . . .             71,500    2,368,080
                                                                           -------------
                                                                               7,237,380
                                                                           -------------

TELECOMMUNICATION SERVICES - 0.6%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
D&E Communications, Inc. . . . . . . . . . . . . . . . .             71,500      822,250
                                                                           -------------

UTILITIES - 5.5%
ELECTRIC UTILITIES - 3.6%
Allegheny Energy, Inc.*. . . . . . . . . . . . . . . . .            250,000    3,990,000
Westar Energy, Inc.. . . . . . . . . . . . . . . . . . .             67,400    1,361,480
                                                                           -------------
                                                                               5,351,480
                                                                           -------------
MULTI-UTILITIES & UNREGULATED POWER - 1.9%
NRG Energy, Inc.*. . . . . . . . . . . . . . . . . . . .            104,000    2,801,760
                                                                           -------------
                                                                               8,153,240
                                                                           -------------

TOTAL COMMON STOCKS
(Identified Cost $125,965,352) . . . . . . . . . . . . .                     142,640,447
                                                                           -------------

SHORT-TERM INVESTMENTS - 4.1%
Dreyfus Treasury Cash Management - Institutional Shares.          3,070,008    3,070,008
Fannie Mae Discount Note, 10/20/2004 . . . . . . . . . .  $       3,000,000    2,997,340
                                                                           -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $6,067,348) . . . . . . . . . . . . . .                       6,067,348
                                                                           -------------

TOTAL INVESTMENTS - 101.3%
(Identified Cost $132,032,700) . . . . . . . . . . . . .                     148,707,795

LIABILITIES, LESS OTHER ASSETS - (1.3%). . . . . . . . .                      (1,977,433)
                                                                           -------------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . .                   $ 146,730,362
                                                                           =============





*Non-income  producing  security
1A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent.
ADR  -  American  Depository  Receipt



FEDERAL  TAX  INFORMATION:

On September 30, 2004, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:




Cost for federal income tax purposes  $132,032,700

Unrealized appreciation. . . . . . .  $ 24,366,797
Unrealized depreciation. . . . . . .    (7,691,702)
                                      -------------

Net unrealized appreciation. . . . .  $ 16,675,095
                                      =============





For information regarding the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent semi-annual or annual financial statements.




INVESTMENT PORTFOLIO - SEPTEMBER 30, 2004 (UNAUDITED)

                                                                 SHARES/
WORLD OPPORTUNITIES SERIES                                   PRINCIPAL AMOUNT     VALUE
----------------------------------------------------------  ------------------  ----------

COMMON STOCKS - 95.0%
CONSUMER DISCRETIONARY - 16.3%
HOTELS, RESTAURANTS & LEISURE - 3.2%
Club Mediterranee S.A.* (France) . . . . . . . . . . . . .             89,600 $  4,243,477
Mandarin Oriental International Ltd.* (Bermuda). . . . . .            223,000      134,915
                                                                             -------------
                                                                                 4,378,392
                                                                             -------------

HOUSEHOLD DURABLES - 1.5%
Sony Corp. - ADR (Japan) . . . . . . . . . . . . . . . . .             60,000    2,063,400
                                                                             -------------

MEDIA - 9.8%
The News Corp. Ltd. - ADR (Australia). . . . . . . . . . .            166,000    5,200,780
Pearson plc (United Kingdom) . . . . . . . . . . . . . . .            242,000    2,591,682
Reed Elsevier plc - ADR (United Kingdom) . . . . . . . . .             81,000    2,876,310
VNU N.V. (Netherlands) . . . . . . . . . . . . . . . . . .            113,645    2,925,753
                                                                             -------------
                                                                                13,594,525
                                                                             -------------

SPECIALTY RETAIL - 1.8%
Douglas Holding AG (Germany) . . . . . . . . . . . . . . .             83,900    2,503,278
                                                                             -------------
                                                                                22,539,595
                                                                             -------------

CONSUMER STAPLES - 25.6%
BEVERAGES - 2.0%
InBev (Belgium). . . . . . . . . . . . . . . . . . . . . .             85,000    2,837,386
                                                                             -------------

FOOD & STAPLES RETAILING - 3.8%
Carrefour S.A. (France). . . . . . . . . . . . . . . . . .             55,450    2,611,643
Organizacion Soriana S.A. de C.V. - Series B (Mexico). . .            808,775    2,629,354
                                                                             -------------
                                                                                 5,240,997
                                                                             -------------

FOOD PRODUCTS - 9.2%
Cadbury Schweppes plc (United Kingdom) . . . . . . . . . .            342,000    2,633,868
Nestle S.A. (Switzerland). . . . . . . . . . . . . . . . .             21,100    4,846,679
Unilever plc - ADR (United Kingdom). . . . . . . . . . . .            158,249    5,225,382
                                                                             -------------
                                                                                12,705,929
                                                                             -------------

HOUSEHOLD PRODUCTS - 5.7%
Henkel KGaA (Germany). . . . . . . . . . . . . . . . . . .             29,500    2,172,004
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico) . . .            391,000    5,726,547
                                                                             -------------
                                                                                 7,898,551
                                                                             -------------

PERSONAL PRODUCTS - 4.9%
Clarins S.A. (France). . . . . . . . . . . . . . . . . . .             61,110    3,738,575
Shiseido Co. Ltd. (Japan). . . . . . . . . . . . . . . . .            246,000    3,029,860
                                                                             -------------
                                                                                 6,768,435
                                                                             -------------
                                                                                35,451,298
                                                                             -------------

ENERGY - 12.3%
ENERGY EQUIPMENT & SERVICES - 10.1%
Abbot Group plc (United Kingdom) . . . . . . . . . . . . .            936,000    3,371,025
Compagnie Generale de Geophysique S.A. (CGG)* (France) . .             32,000    2,147,130
Precision Drilling Corp.* (Canada) . . . . . . . . . . . .             48,000    2,760,000
Smedvig ASA - Class A (Norway) . . . . . . . . . . . . . .            433,000    5,679,620
                                                                             -------------
                                                                                13,957,775
                                                                             -------------

OIL & GAS - 2.2%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil). . . .             98,000    3,128,160
                                                                             -------------
                                                                                17,085,935
                                                                             -------------

HEALTH CARE - 8.3%
PHARMACEUTICALS - 8.3%
Novartis AG - ADR (Switzerland). . . . . . . . . . . . . .            136,000    6,347,120
Schering AG (Germany). . . . . . . . . . . . . . . . . . .             82,000    5,170,574
                                                                             -------------
                                                                                11,517,694
                                                                             -------------

INDUSTRIALS - 11.1%
AEROSPACE & DEFENSE - 2.1%
SNECMA* (France) . . . . . . . . . . . . . . . . . . . . .            141,000    2,875,941
                                                                             -------------

COMMERCIAL SERVICES & SUPPLIES - 3.7%
Aggreko plc (United Kingdom) . . . . . . . . . . . . . . .            450,000    1,162,000
BWT AG (Austria) . . . . . . . . . . . . . . . . . . . . .             27,000      669,585
Quebecor World, Inc. (Canada). . . . . . . . . . . . . . .            150,000    3,357,000
                                                                             -------------
                                                                                 5,188,585
                                                                             -------------

CONSTRUCTION & ENGINEERING - 2.1%
Koninklijke Boskalis Westminster N.V. (Netherlands). . . .            108,327    2,876,415
                                                                             -------------

MACHINERY - 3.2%
Tomra Systems ASA (Norway) . . . . . . . . . . . . . . . .          1,175,000    4,448,568
                                                                             -------------
                                                                                15,389,509
                                                                             -------------

INFORMATION TECHNOLOGY - 5.3%
COMMUNICATIONS EQUIPMENT - 2.2%
Nokia Oyj - ADR (Finland). . . . . . . . . . . . . . . . .            223,000    3,059,560
                                                                             -------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)            363,000    2,591,820
                                                                             -------------

SOFTWARE - 1.2%
Amdocs Ltd.* (Guernsey). . . . . . . . . . . . . . . . . .             77,000    1,680,910
                                                                             -------------
                                                                                 7,332,290
                                                                             -------------

MATERIALS - 7.0%
CHEMICALS - 4.9%
Lonza Group AG (Switzerland) . . . . . . . . . . . . . . .            150,000    6,800,659
                                                                             -------------

PAPER & FOREST PRODUCTS - 2.1%
Aracruz Celulose S.A. - ADR (Brazil) . . . . . . . . . . .             85,000    2,815,200
                                                                             -------------
                                                                                 9,615,859
                                                                             -------------

TELECOMMUNICATION SERVICES - 7.1%
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.9%
PT Telekomunikasi Indonesia - ADR (Indonesia). . . . . . .            147,000    2,600,430
                                                                             -------------

WIRELESS TELECOMMUNICATION SERVICES - 5.2%
NTT DoCoMo, Inc. (Japan) . . . . . . . . . . . . . . . . .              2,200    3,739,490
Vodafone Group plc - ADR (United Kingdom). . . . . . . . .            143,000    3,447,730
                                                                             -------------
                                                                                 7,187,220
                                                                             -------------
                                                                                 9,787,650
                                                                             -------------

UTILITIES - 2.0%
ELECTRIC UTILITIES - 2.0%
Korea Electric Power Corp. (KEPCO) - ADR (South Korea) . .            259,000    2,732,450
                                                                             -------------


TOTAL COMMON STOCKS
(Identified Cost $116,467,870) . . . . . . . . . . . . . .                     131,452,280
                                                                             -------------

SHORT-TERM INVESTMENTS - 5.4%
Dreyfus Treasury Cash Management - Institutional Shares. .          2,459,648    2,459,648
Federal Home Loan Bank Discount Note, 10/5/2004. . . . . .  $       3,000,000    2,999,496
Federal Home Loan Bank Discount Note, 10/18/2004 . . . . .          2,000,000    1,998,536
                                                                             -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $7,457,680) . . . . . . . . . . . . . . .                       7,457,680
                                                                             -------------

TOTAL INVESTMENTS - 100.4%
(Identified Cost $123,925,550) . . . . . . . . . . . . . .                     138,909,960

LIABILITIES, LESS OTHER ASSETS - (0.4%). . . . . . . . . .                        (556,059)
                                                                             -------------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . . .                   $ 138,353,901
                                                                             =============





*Non-income  producing  security
ADR  -  American  Depository  Receipt



The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 15.4%; Switzerland - 13.0%; France - 11.3%.



FEDERAL  TAX  INFORMATION:

On September 30, 2004, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:




Cost for federal income tax purposes  $123,925,550

Unrealized appreciation. . . . . . .  $ 18,452,953
Unrealized depreciation. . . . . . .    (3,468,543)
                                      -------------

Net unrealized appreciation. . . . .  $ 14,984,410
                                      =============





For information regarding the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent semi-annual or annual financial statements.




INVESTMENT PORTFOLIO - SEPTEMBER 30, 2004 (UNAUDITED)

                                                                SHARES/
INTERNATIONAL SERIES                                       PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------  -----------------  ----------

COMMON STOCKS - 95.17%
CONSUMER DISCRETIONARY - 11.71%
AUTO COMPONENTS - 0.30%
Michelin (CGDE) - B (France). . . . . . . . . . . . . . .              8,413 $   428,157
                                                                            ------------

AUTOMOBILES - 0.57%
Bayerische Motoren Werke AG (BMW) (Germany) . . . . . . .             20,000     824,576
                                                                            ------------

HOUSEHOLD DURABLES - 1.24%
Corporacion GEO S.A. de C.V. - Series B* (Mexico) . . . .            770,000   1,112,951
Hunter Douglas N.V. (Netherlands) . . . . . . . . . . . .             14,400     662,466
                                                                            ------------
                                                                               1,775,417
                                                                            ------------

MEDIA - 5.49%
Impresa S.A. (SGPS)* (Portugal) . . . . . . . . . . . . .            264,000   1,470,953
Media Capital S.A. (SGPS)* (Portugal) . . . . . . . . . .            300,000   1,615,571
PT Multimedia S.A. (SGPS) (Portugal). . . . . . . . . . .             64,000   1,428,767
Reed Elsevier plc - ADR (United Kingdom). . . . . . . . .             33,600   1,193,136
Seat Pagine Gialle S.p.A. (Italy) . . . . . . . . . . . .             11,953       3,880
VNU N.V. (Netherlands). . . . . . . . . . . . . . . . . .             35,199     906,187
Wolters Kluwer N.V. (Netherlands) . . . . . . . . . . . .             73,800   1,243,691
                                                                            ------------
                                                                               7,862,185
                                                                            ------------

MULTILINE RETAIL - 1.24%
Don Quijote Co. Ltd. (Japan). . . . . . . . . . . . . . .             18,600   1,082,034
KarstadtQuelle AG (Germany) . . . . . . . . . . . . . . .             44,000     691,698
                                                                            ------------
                                                                               1,773,732
                                                                            ------------

SPECIALTY RETAIL - 1.36%
Courts Mammoth Berhad (Malaysia). . . . . . . . . . . . .            970,000     400,784
Douglas Holding AG (Germany). . . . . . . . . . . . . . .             22,600     674,304
KOMERI Co. Ltd. (Japan) . . . . . . . . . . . . . . . . .             40,000     870,790
                                                                            ------------
                                                                               1,945,878
                                                                            ------------

TEXTILES, APPAREL & LUXURY GOODS - 1.51%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France). . . . .             32,320   2,160,562
                                                                            ------------
                                                                              16,770,507
                                                                            ------------

CONSUMER STAPLES - 14.23%
BEVERAGES - 2.69%
Allied Domecq plc (United Kingdom). . . . . . . . . . . .            123,000   1,045,338
Diageo plc (United Kingdom) . . . . . . . . . . . . . . .             76,000     950,258
Grupo Modelo S.A. de C.V. - Series C (Mexico) . . . . . .            384,000     934,610
Scottish & Newcastle plc (United Kingdom) . . . . . . . .            135,000     923,485
                                                                            ------------
                                                                               3,853,691
                                                                            ------------

FOOD & STAPLES RETAILING - 4.33%
Carrefour S.A. (France) . . . . . . . . . . . . . . . . .             38,832   1,828,951
Metro AG (Germany). . . . . . . . . . . . . . . . . . . .             26,000   1,157,639
Organizacion Soriana S.A. de C.V. - Series B (Mexico) . .            370,000   1,202,882
Tesco plc (United Kingdom). . . . . . . . . . . . . . . .            220,000   1,137,175
William Morrison Supermarkets plc (United Kingdom). . . .            253,000     882,532
                                                                            ------------
                                                                               6,209,179
                                                                            ------------

FOOD PRODUCTS - 4.10%
Associated British Foods plc (United Kingdom) . . . . . .             91,000   1,094,935
Cadbury Schweppes plc (United Kingdom). . . . . . . . . .            120,000     924,164
Groupe Danone (France). . . . . . . . . . . . . . . . . .             15,976   1,257,734
Suedzucker AG (Germany) . . . . . . . . . . . . . . . . .             32,400     608,470
Unilever plc - ADR (United Kingdom) . . . . . . . . . . .             60,000   1,981,200
                                                                            ------------
                                                                               5,866,503
                                                                            ------------

HOUSEHOLD PRODUCTS - 2.02%
Kao Corp. (Japan) . . . . . . . . . . . . . . . . . . . .             47,000   1,040,267
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico). . .             61,875     906,215
Reckitt Benckiser plc (United Kingdom). . . . . . . . . .             38,500     944,623
                                                                            ------------
                                                                               2,891,105
                                                                            ------------

PERSONAL PRODUCTS - 1.09%
Clarins S.A. (France) . . . . . . . . . . . . . . . . . .             25,555   1,563,398
                                                                            ------------
                                                                              20,383,876
                                                                            ------------

ENERGY - 8.16%
OIL & GAS - 8.16%
BP plc (United Kingdom) . . . . . . . . . . . . . . . . .            114,000   1,089,698
Eni S.p.A. (Italy). . . . . . . . . . . . . . . . . . . .            219,554   4,926,005
Shell Transport & Trading Co. plc (United Kingdom). . . .            145,000   1,065,462
Total S.A. (France) . . . . . . . . . . . . . . . . . . .             22,587   4,607,012
                                                                            ------------
                                                                              11,688,177
                                                                            ------------

FINANCIALS - 21.47%
CAPITAL MARKETS - 1.83%
Deutsche Bank AG (Germany). . . . . . . . . . . . . . . .             36,500   2,621,572
                                                                            ------------

COMMERCIAL BANKS - 11.41%
Banca Intesa S.p.A. (Italy) . . . . . . . . . . . . . . .            509,327   1,938,363
Banca Monte dei Paschi di Siena S.p.A. (Italy). . . . . .            181,000     534,637
Banco BPI S.A. (Portugal) . . . . . . . . . . . . . . . .            383,000   1,438,542
Banco Espirito Santo S.A. (BES) (Portugal). . . . . . . .             68,000   1,137,492
Bayerische Hypo-und Vereinsbank AG (HVB Group)* (Germany)             76,230   1,458,140
BNP Paribas S.A. (France) . . . . . . . . . . . . . . . .             26,000   1,681,488
Commerzbank AG* (Germany) . . . . . . . . . . . . . . . .             62,000   1,148,934
Hong Leong Bank Berhad (Malaysia) . . . . . . . . . . . .            560,000     758,987
Metropolitan Bank & Trust Co. (Philippines) . . . . . . .          4,399,950   2,192,146
SanPaolo IMI S.p.A. (Italy) . . . . . . . . . . . . . . .             51,300     579,960
Societe Generale (France) . . . . . . . . . . . . . . . .             11,312   1,002,400
UniCredito Italiano S.p.A. (Italy). . . . . . . . . . . .            489,000   2,469,175
                                                                            ------------
                                                                              16,340,264
                                                                            ------------

CONSUMER FINANCE - 0.72%
Takefuji Corp. (Japan). . . . . . . . . . . . . . . . . .             16,050   1,028,519
                                                                            ------------

DIVERSIFIED FINANCIAL SERVICES - 0.99%
ING Groep N.V. (Netherlands). . . . . . . . . . . . . . .             56,200   1,420,290
                                                                            ------------

INSURANCE - 4.76%
Allianz AG (Germany). . . . . . . . . . . . . . . . . . .             12,720   1,279,831
Assicurazioni Generali S.p.A. (Italy) . . . . . . . . . .             85,804   2,361,598
Axa (France). . . . . . . . . . . . . . . . . . . . . . .            110,292   2,234,509
Muenchener Rueckver AG (Germany). . . . . . . . . . . . .              9,800     942,155
                                                                            ------------
                                                                               6,818,093
                                                                            ------------

REAL ESTATE - 1.47%
SM Prime Holdings, Inc. (Philippines) . . . . . . . . . .         18,750,000   2,101,868
                                                                            ------------

THRIFTS & MORTGAGE FINANCE - 0.29%
Hypo Real Estate Holding AG* (Germany). . . . . . . . . .             12,432     425,197
                                                                            ------------
                                                                              30,755,803
                                                                            ------------

HEALTH CARE - 4.08%
PHARMACEUTICALS - 4.08%
AstraZeneca plc (United Kingdom). . . . . . . . . . . . .             22,300     915,276
GlaxoSmithKline plc (United Kingdom). . . . . . . . . . .             48,000   1,035,934
Sanofi-Aventis (France) . . . . . . . . . . . . . . . . .             21,083   1,531,307
Shire Pharmaceuticals Group plc* (United Kingdom) . . . .            115,000   1,089,359
Takeda Pharmaceutical Co. Ltd. (Japan). . . . . . . . . .             28,000   1,272,554
                                                                            ------------
                                                                               5,844,430
                                                                            ------------

INDUSTRIALS - 9.09%
AIRLINES - 0.82%
Deutsche Lufthansa AG* (Germany). . . . . . . . . . . . .            100,000   1,171,569
                                                                            ------------

CONSTRUCTION & ENGINEERING - 0.76%
Hochtief AG (Germany) . . . . . . . . . . . . . . . . . .             44,500   1,096,934
                                                                            ------------

INDUSTRIAL CONGLOMERATES - 3.94%
Pirelli & C. S.p.A. (Italy) . . . . . . . . . . . . . . .            213,333     218,626
Siemens AG (Germany). . . . . . . . . . . . . . . . . . .             55,725   4,089,018
Sonae S.A. (SGPS) (Portugal). . . . . . . . . . . . . . .          1,200,000   1,343,200
                                                                            ------------
                                                                               5,650,844
                                                                            ------------

MACHINERY - 2.01%
FANUC Ltd. (Japan). . . . . . . . . . . . . . . . . . . .             15,500     817,161
MAN AG (Germany). . . . . . . . . . . . . . . . . . . . .             60,200   2,058,952
                                                                            ------------
                                                                               2,876,113
                                                                            ------------

TRANSPORTATION INFRASTRUCTURE - 1.56%
Brisa-Auto Estradas de Portugal S.A. (Portugal) . . . . .            185,000   1,504,757
Fraport AG (Germany). . . . . . . . . . . . . . . . . . .             21,800     725,266
                                                                            ------------
                                                                               2,230,023
                                                                            ------------
                                                                              13,025,483
                                                                            ------------

INFORMATION TECHNOLOGY - 5.62%
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.30%
KEYENCE Corp. (Japan) . . . . . . . . . . . . . . . . . .              4,500     948,143
Mabuchi Motor Co. Ltd. (Japan). . . . . . . . . . . . . .             12,800     919,147
                                                                            ------------
                                                                               1,867,290
                                                                            ------------

INTERNET SOFTWARE & SERVICES - 0.00%**
Telecom Italia Media S.p.A.* (Italy). . . . . . . . . . .              4,534       1,489
                                                                            ------------

OFFICE ELECTRONICS - 0.66%
Canon, Inc. (Japan) . . . . . . . . . . . . . . . . . . .             20,000     941,690
                                                                            ------------

SOFTWARE - 3.66%
Sammy Corp. (now known as Sega Sammy Holdings, Inc.)(Japan)1          41,550   2,026,231
SAP AG (Germany). . . . . . . . . . . . . . . . . . . . .             20,550   3,207,543
                                                                            ------------
                                                                               5,233,774
                                                                            ------------
                                                                               8,044,243
                                                                            ------------

MATERIALS - 4.62%
CHEMICALS - 4.17%
Bayer AG (Germany). . . . . . . . . . . . . . . . . . . .             83,750   2,291,524
Degussa AG (Germany). . . . . . . . . . . . . . . . . . .             17,900     663,417
L'Air Liquide S.A. (France) . . . . . . . . . . . . . . .             12,258   1,925,484
Linde AG (Germany). . . . . . . . . . . . . . . . . . . .             19,000   1,095,504
                                                                            ------------
                                                                               5,975,929
                                                                            ------------

CONSTRUCTION MATERIALS - 0.45%
Italcementi S.p.A. (Italy). . . . . . . . . . . . . . . .             43,264     640,310
                                                                            ------------
                                                                               6,616,239
                                                                            ------------

TELECOMMUNICATION SERVICES - 9.48%
DIVERSIFIED TELECOMMUNICATION SERVICES - 5.74%
Deutsche Telekom AG* (Germany). . . . . . . . . . . . . .            141,000   2,612,897
Philippine Long Distance Telephone Co.* (Philippines) . .             65,000   1,613,434
Telecom Italia S.p.A. (Italy) . . . . . . . . . . . . . .            971,924   3,003,832
Telefonos de Mexico S.A. de C.V. (Telmex) - ADR (Mexico).             30,500     984,235
                                                                            ------------
                                                                               8,214,398
                                                                            ------------

WIRELESS TELECOMMUNICATION SERVICES - 3.74%
Globe Telecom, Inc. (Philippines) . . . . . . . . . . . .             88,000   1,706,762
Maxis Communications Berhad (Malaysia). . . . . . . . . .            500,000   1,118,480
Telecom Italia Mobile S.p.A. (T.I.M.) (Italy) . . . . . .            470,000   2,536,907
                                                                            ------------
                                                                               5,362,149
                                                                            ------------
                                                                              13,576,547
                                                                            ------------

UTILITIES - 6.71%
ELECTRIC UTILITIES - 2.81%
E.ON AG (Germany) . . . . . . . . . . . . . . . . . . . .             54,537   4,018,801
                                                                            ------------

MULTI-UTILITIES & UNREGULATED POWER - 3.90%
National Grid Transco plc (United Kingdom). . . . . . . .            127,000   1,073,004
RWE AG (Germany). . . . . . . . . . . . . . . . . . . . .             75,000   3,581,867
Suez S.A. (France). . . . . . . . . . . . . . . . . . . .             43,340     930,351
                                                                            ------------
                                                                               5,585,222
                                                                            ------------
                                                                               9,604,023
                                                                            ------------

TOTAL COMMON STOCKS
(Identified Cost $101,586,108). . . . . . . . . . . . . .                    136,309,328
                                                                            ------------

SHORT-TERM INVESTMENTS - 4.82%
Dreyfus Treasury Cash Management - Institutional Shares .          3,914,040   3,914,040
Fannie Mae Discount Note, 10/20/2004. . . . . . . . . . .  $       3,000,000   2,997,340
                                                                            ------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $6,911,380). . . . . . . . . . . . . . .                      6,911,380
                                                                            ------------

TOTAL INVESTMENTS - 99.99%
(Identified Cost $108,497,488). . . . . . . . . . . . . .                    143,220,708

OTHER ASSETS, LESS LIABILITIES - 0.01%. . . . . . . . . .                          9,233
                                                                            ------------

NET ASSETS - 100% . . . . . . . . . . . . . . . . . . . .                   $143,229,941
                                                                            ============





*Non-income  producing  security
**Less  than  0.01%
1This security was fair-value priced on September 30, 2004.
ADR  -  American  Depository  Receipt



The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: Germany - 26.8%; France - 14.8%; Italy - 13.4%; United Kingdom - 12.1%.



FEDERAL  TAX  INFORMATION:

On September 30, 2004, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:




Cost for federal income tax purposes  $108,497,488

Unrealized appreciation. . . . . . .  $ 38,613,273
Unrealized depreciation. . . . . . .    (3,890,053)
                                      -------------

Net unrealized appreciation. . . . .  $ 34,723,220
                                      =============




For information regarding the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent semi-annual or annual financial statements.




INVESTMENT PORTFOLIO - SEPTEMBER 30, 2004 (UNAUDITED)


                                                                              CREDIT
                                                                              RATING*    PRINCIPAL AMOUNT/
OHIO TAX EXEMPT SERIES                                                      (UNAUDITED)         SHARES          VALUE
-------------------------------------------------------------------------  ------------  ------------------  ----------
OHIO MUNICIPAL SECURITIES - 96.0%
Amherst Exempt Village School District, G.O. Bond, FGIC, 4.75%,
12/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           $          200,000  $  219,430
Avon Lake, G.O. Bond, 6.00%, 12/1/2009. . . . . . . . . . . . . . . . . .  Aa3                       40,000      40,301
Bedford Heights, G.O. Bond, Series A, AMBAC, 5.65%, 12/1/2014 . . . . . .  Aaa                       60,000      70,450
Chagrin Falls Exempt Village School District, G.O. Bond,
5.55%, 12/1/2022  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa3                      100,000     108,935
Cincinnati, Various Purposes, G.O. Bond, Series A, 5.00%,
12/1/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa1                      200,000     222,594
Cleveland Heights & University Heights County School District,
Library Impt., G.O. Bond, 5.125%, 12/1/2026 . . . . . . . . . . . . . . .  Aa3                      200,000     207,346
Cleveland Waterworks, Prerefunded Balance, Revenue Bond, Series I,
FSA, 5.00%, 1/1/2028. . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      110,000     120,310
Cleveland Waterworks, Unrefunded Balance, Revenue Bond, Series I,
FSA, 5.00%, 1/1/2028. . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      155,000     157,672
Delaware City School District, G.O. Bond, FSA, 5.00%, 12/1/2025 . . . . .  Aaa                      300,000     308,310
Delaware City School District, Construction & Impt., G.O.
Bond, Series B, FGIC, 5.20%, 12/1/2016. . . . . . . . . . . . . . . . . .  Aaa                      100,000     101,615
Dublin City School District, School Facilities, Construction & Impt.,
G.O. Bond, 5.375%, 12/1/2017. . . . . . . . . . . . . . . . . . . . . . .  Aa3                      350,000     393,522
Eaton City School District, G.O. Bond, FGIC, 5.00%, 12/1/2029 . . . . . .  Aaa                      200,000     204,864
Erie County, G.O. Bond, FGIC, 4.75%, 10/1/2019. . . . . . . . . . . . . .  Aaa                      175,000     182,654
Fairfield County, Building Impt., G.O. Bond, 5.00%, 12/1/2018 . . . . . .  Aa3                      250,000     269,790
Garfield Heights City School District, School Impt., G.O. Bond, MBIA,
5.00%, 12/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      250,000     256,830
Genoa Area Local School District, G.O. Bond, FGIC, 5.40%, 12/1/2027 . . .  Aaa                      150,000     161,176
Greene County Sewer System, Governmental Enterprise, Revenue Bond,
AMBAC, 5.625%, 12/1/2025. . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      235,000     259,910
Highland Local School District, School Impt., G.O. Bond, FSA, 5.00%,
12/1/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      190,000     209,654
Hilliard School District, G.O. Bond, Series A, FGIC, 5.00%, 12/1/2020 . .  Aaa                      225,000     235,978
Jackson Local School District, Stark & Summit Counties, G.O. Bond, FGIC,
3.50%, 12/1/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      210,000     213,704
Kettering City School District, School Impt., G.O. Bond, FGIC, 5.25%,
12/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                       60,000      62,360
Kings Local School District, G.O. Bond, FGIC, 5.50%, 12/1/2021. . . . . .  Aaa                      115,000     119,143
Lakota Local School District, G.O. Bond, AMBAC, 5.75%, 12/1/2006. . . . .  Aaa                       50,000      52,184
Licking County Joint Vocational School District, School Facilities
Construction & Impt., G.O. Bond, MBIA, 5.00%, 12/1/2007 . . . . . . . . .  Aaa                      500,000     542,460
Lorain City School District, Classroom Facilities Impt., G.O. Bond,
MBIA, 4.75%, 12/1/2025  . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      400,000     406,104
Loveland City School District, G.O. Bond, Series A, MBIA, 5.00%,
12/1/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      200,000     205,322
Mansfield City School District, Various Purposes, G.O. Bond, MBIA,
5.75%, 12/1/2022  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      250,000     280,050
Marysville Exempt Village School District, G.O. Bond, MBIA, 5.75%,
12/1/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      315,000     332,980
Medina City School District, G.O. Bond, FGIC, 5.00%, 12/1/2018. . . . . .  Aaa                      150,000     160,334
Mentor, G.O. Bond, 5.25%, 12/1/2017 . . . . . . . . . . . . . . . . . . .  Aa3                      100,000     107,828
Mississinawa Valley Local School District, Classroom Facilities, G.O.
Bond, FSA, 5.75%, 12/1/2022 . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      205,000     234,627
Montgomery County, G.O. Bond, 5.30%, 9/1/2007 . . . . . . . . . . . . . .  Aa2                       65,000      65,190
North Canton City School District, G.O. Bond, AMBAC, 5.85%, 12/1/2007 . .  Aaa                       40,000      41,087
North Olmsted, G.O. Bond, AMBAC, 5.00%, 12/1/2016 . . . . . . . . . . . .  Aaa                      125,000     134,030
Northwood Local School District, G.O. Bond, AMBAC, 5.55%, 12/1/2006 . . .  Aaa                       65,000      69,863
Northwood Local School District, G.O. Bond, AMBAC, 6.20%, 12/1/2013 . . .  Aaa                       40,000      41,095
Ohio State, Common Schools, Capital Facilities, G.O. Bond, Series A,
4.75%, 6/15/2020  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa1                      250,000     257,155
Ohio State, Common Schools, G.O. Bond, Series A, 5.00%, 3/15/2007 . . . .  Aa1                      150,000     160,626
Ohio State, Infrastructure Impt., G.O. Bond, Series A, 5.00%, 8/1/2009. .  Aa1                      200,000     220,364
Ohio State, Infrastructure Impt., G.O. Bond, 5.20%, 8/1/2010. . . . . . .  Aa1                       50,000      54,706
Ohio State Higher Educational Facility Commission, University of Dayton
Project, Revenue Bond, FGIC, 5.80%, 12/1/2019 . . . . . . . . . . . . . .  Aaa                      100,000     102,710
Ohio State Turnpike Commission, Revenue Bond, Series A,
MBIA, 5.70%, 2/15/2017. . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      125,000     134,055
Ohio State Water Development Authority, Fresh Water, Revenue
Bond, FSA, 5.125%, 12/1/2023. . . . . . . . . . . . . . . . . . . . . . .  Aaa                      300,000     315,975
Ohio State Water Development Authority, Pollution Control,
Revenue Bond, 5.25%, 12/1/2015. . . . . . . . . . . . . . . . . . . . . .  Aaa                      200,000     229,128
Ohio State Water Development Authority, Pure Water,
Revenue Bond, Series I, AMBAC, 6.00%, 12/1/2016 . . . . . . . . . . . . .  Aaa                       40,000      46,605
Ontario Local School District, G.O. Bond, FSA, 5.00%, 12/1/2023 . . . . .  AAA1                     350,000     361,354
Orange City School District, G.O. Bond, 5.00%, 12/1/2023. . . . . . . . .  Aa1                      305,000     314,894
Pickerington, Water Systems Impt., G.O. Bond, AMBAC, 5.85%, 12/1/2013 . .  Aaa                       50,000      51,361
Pickerington Local School District, Construction & Impt.,
G.O. Bond, FGIC, 5.375%, 12/1/2019. . . . . . . . . . . . . . . . . . . .  Aaa                      150,000     153,957
Plain Local School District, G.O. Bond, FGIC, 5.00%, 12/1/2025. . . . . .  Aaa                      315,000     325,515
Plain Local School District, G.O. Bond, FGIC, 5.00%, 12/1/2029. . . . . .  Aaa                      225,000     229,725
Sidney City School District, School Impt., G.O. Bond,
Series B, FGIC, 5.10%, 12/1/2019. . . . . . . . . . . . . . . . . . . . .  Aaa                      150,000     161,366
South-Western City School District, Franklin & Pickway County, G.O.
Bond, AMBAC, 4.75%, 12/1/2026 . . . . . . . . . . . . . . . . . . . . . .  Aaa                      175,000     175,945
Tecumseh Local School District, School Impt., G.O. Bond, FGIC, 4.75%,
12/1/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      195,000     196,225
Toledo, G.O. Bond, AMBAC, 5.95%, 12/1/2015. . . . . . . . . . . . . . . .  Aaa                      175,000     187,066
Toledo Sewer System, Prerefunded Balance, Revenue Bond, AMBAC, 6.35%,
11/15/2017  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                       35,000      35,907
Toledo Sewer System, Unrefunded Balance, Revenue Bond, AMBAC, 6.35%,
11/15/2017  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      150,000     153,800
Trumbull County, G.O. Bond, AMBAC, 6.20%, 12/1/2014 . . . . . . . . . . .  Aaa                      100,000     102,777
Twinsburg Local School District, G.O. Bond, FGIC, 5.90%, 12/1/2021. . . .  Aaa                      325,000     358,582
Upper Arlington City School District, Capital Appreciation, G.O. Bond,
MBIA, 5.25%, 12/1/2022  . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      255,000     270,374
Van Buren Local School District, School Facilities Construction & Impt.,
G.O. Bond, FSA, 5.25%, 12/1/2016  . . . . . . . . . . . . . . . . . . . .  Aaa                      300,000     332,619
Van Wert City School District, School Impt., G.O. Bond, FGIC, 5.00%,
12/1/2020 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      500,000     530,945
Warren, G.O. Bond, AMBAC, 5.20%, 11/15/2013 . . . . . . . . . . . . . . .  Aaa                       15,000      15,589
Warren County, Waterworks, Revenue Bond, FGIC, 5.45%, 12/1/2015 . . . . .  Aaa                      140,000     143,192
Westerville City School District, G.O. Bond, MBIA, 5.00%, 12/1/2027 . . .  Aaa                      200,000     204,296
Wood County, G.O. Bond, 5.40%, 12/1/2013. . . . . . . . . . . . . . . . .  Aa3                       50,000      50,910
Wyoming City School District, G.O. Bond, Series B, FGIC, 5.15%,
12/1/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      300,000     308,328
Youngstown, G.O. Bond, MBIA, 6.125%, 12/1/2014. . . . . . . . . . . . . .  Aaa                       50,000      51,363
                                                                                                           -------------

TOTAL OHIO MUNICIPAL SECURITIES
(Identified Cost $12,401,083) . . . . . . . . . . . . . . . . . . . . . .                                     13,037,116
                                                                                                           -------------

SHORT-TERM INVESTMENTS - 3.0%
Dreyfus BASIC Municipal Money Market Fund . . . . . . . . . . . . . . . .                      $    250,000      250,000
Dreyfus Municipal Reserves - Class R. . . . . . . . . . . . . . . . . . .                           161,528      161,528
                                                                                                           -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $411,528). . . . . . . . . . . . . . . . . . . . . . . .                                        411,528
                                                                                                           -------------

TOTAL INVESTMENTS - 99.0%
(Identified Cost $12,812,611) . . . . . . . . . . . . . . . . . . . . . .                                     13,448,644

OTHER ASSETS, LESS LIABILITIES - 1.0% . . . . . . . . . . . . . . . . . .                                        131,768
                                                                                                           -------------

NET ASSETS - 100% . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                  $  13,580,412
                                                                                                           =============






KEY:

G.O.  Bond  -  General  Obligation  Bond
Impt.  -  Improvement



Scheduled  principal  and  interest  payments  are  guaranteed  by:
AMBAC  (AMBAC  Assurance  Corp.)
FGIC  (Financial  Guaranty  Insurance  Co.)
FSA  (Financial  Security  Assurance)
MBIA  (MBIA,  Inc.)
The  insurance  does  not  guarantee  the  market  value of the municipal bonds.



*Credit  ratings  from  Moody's  (unaudited)
1Credit  ratings  from  S&P  (unaudited)



The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FGIC - 30.7%; MBIA - 19.8%; FSA - 15.0%; AMBAC - 10.6%.



FEDERAL  TAX  INFORMATION:

On September 30, 2004, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:




Cost for federal income tax purposes  $12,799,019

Unrealized appreciation. . . . . . .  $   657,976
Unrealized depreciation. . . . . . .       (8,351)
                                      ------------

Net unrealized appreciation. . . . .  $   649,625
                                      ============





For information regarding the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent semi-annual or annual financial statements.




INVESTMENT PORTFOLIO - SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                      CREDIT
                                                                                      RATING*     PRINCIPAL AMOUNT/
DIVERSIFIED TAX EXEMPT SERIES                                                       (UNAUDITED)         SHARES          VALUE
----------------------------------------------------------------------------------  ------------  ------------------  ----------
MUNICIPAL SECURITIES - 95.0%
ALABAMA - 2.8%
Bessemer Governmental Utility Services Corp., Water Supply,
Revenue Bond, MBIA, 5.20%, 6/1/2024. . . . . . . . . . . . . . . . . . . . . . . .  Aaa           $          500,000  $  526,550
Fort Payne Waterworks Board, Water Revenue, Revenue Bond, AMBAC 3.50%, 7/1/2015. .  AAA1                     665,000     646,925
Hoover Board of Education, Capital Outlay Warrants,
Special Tax Warrants, MBIA, 5.25%, 2/15/2017 . . . . . . . . . . . . . . . . . . .  Aaa                      500,000     548,990
Mobile County Board of School Commissioners, Capital Outlay Warrants, G.O. Bond,
Series B, AMBAC, 5.00%, 3/1/2018 . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      500,000     538,035
                                                                                                                    ------------
                                                                                                                       2,260,500
                                                                                                                    ------------

ARIZONA - 2.0%
Salt River Project, Agricultural Impt. & Power
District, Certificate of Participation, MBIA, 5.00%, 12/1/2011 . . . . . . . . . .  Aaa                    1,500,000   1,662,360
                                                                                                                    ------------

CALIFORNIA - 3.1%
California State, G.O. Bond, 4.75%, 12/1/2028. . . . . . . . . . . . . . . . . . .  A3                       795,000     781,708
Chula Vista Elementary School District, G.O. Bond,
Series F, MBIA, 4.80%, 8/1/2024. . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      435,000     444,701
Chula Vista Elementary School District, G.O. Bond,
Series F, MBIA, 4.875%, 8/1/2025 . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      425,000     435,829
Oak Grove School District, G.O. Bond, FSA, 5.25%, 8/1/2024 . . . . . . . . . . . .  Aaa                      500,000     528,860
Wiseburn School District, G.O. Bond, Series A, FGIC, 5.25%, 8/1/2016 . . . . . . .  Aaa                      330,000     358,532
                                                                                                                    ------------
                                                                                                                       2,549,630
                                                                                                                    ------------

COLORADO - 2.4%
Broomfield, Water Activity, Enterprise Water, Revenue
Bond, MBIA, 5.00%, 12/1/2015 . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      700,000     762,587
Denver City & County School District No. 1, G.O. Bond, FGIC, 5.00%, 12/1/2023. . .  Aaa                    1,000,000   1,034,460
El Paso County School District No. 020, G.O. Bond, Series A, MBIA,
6.20%, 12/15/2007. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      160,000     179,307
                                                                                                                    ------------
                                                                                                                       1,976,354
                                                                                                                    ------------

FLORIDA - 5.4%
Florida State, Jacksonville Transportation, G.O. Bond, 5.00%, 7/1/2027 . . . . . .  Aa2                      710,000     772,075
Florida State Board of Education, Capital Outlay, G.O. Bond, Series A,
5.00%, 6/1/2027  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa2                      750,000     757,785
Florida State Board of Education, Capital Outlay, Public Education, G.O. Bond,
Series A, FSA, 4.50%, 6/1/2025 . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    1,280,000   1,269,722
Florida State Board of Education, Capital Outlay, Public Education, G.O. Bond,
Series 1994 C, MBIA, 5.60%, 6/1/2025 . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      135,000     139,963
Hillsborough County, Capital Impt. Program, County Center Project,  Revenue Bond,
Series B, MBIA, 5.125%, 7/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      400,000     412,136
Miami-Dade County, Educational Facilities Authority, Revenue Bond, Series A,
AMBAC, 5.00%, 4/1/2015 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      510,000     560,995
Tohopekaliga Water Authority, Utility System, Revenue
Bond, Series A, FSA, 5.00%, 10/1/2028  . . . . . . . . . . . . . . . . . . . . . .  Aaa                      510,000     522,255
                                                                                                                    ------------
                                                                                                                       4,434,931
                                                                                                                    ------------

GEORGIA - 3.2%
Atlanta, G.O. Bond, 5.60%, 12/1/2018 . . . . . . . . . . . . . . . . . . . . . . .  Aa3                      350,000     357,829
Atlanta, Water & Wastewater, Revenue Bond, Series A, MBIA, 5.00%, 11/1/2033. . . .  Aaa                      310,000     315,667
Georgia State, G.O. Bond, Series B, 5.65%, 3/1/2012. . . . . . . . . . . . . . . .  Aaa                      200,000     232,128
Georgia State, G.O. Bond, Series B, 4.00%, 3/1/2022. . . . . . . . . . . . . . . .  Aaa                    1,270,000   1,222,083
Rockdale County, Water & Sewer Authority, Revenue Bond, FSA, 5.00%, 7/1/2022 . . .  Aaa                      450,000     467,753
                                                                                                                    ------------
                                                                                                                       2,595,460
                                                                                                                    ------------

HAWAII - 0.4%
Hawaii State, G.O. Bond, Series CH, 6.00%, 11/1/2007 . . . . . . . . . . . . . . .  Aa3                      260,000     288,824
                                                                                                                    ------------


ILLINOIS - 5.0%
Aurora, G.O. Bond, MBIA, 5.80%, 1/1/2012 . . . . . . . . . . . . . . . . . . . . .  Aaa                      190,000     192,012
Chicago, G.O. Bond, FGIC, 5.25%, 1/1/2027. . . . . . . . . . . . . . . . . . . . .  Aaa                      250,000     259,682
Chicago, G.O. Bond, MBIA, Series A, 5.00%, 1/1/2034. . . . . . . . . . . . . . . .  Aaa                      830,000     842,267
Chicago Neighborhoods Alive 21 Program, G.O. Bond, FGIC, 5.375%, 1/1/2026. . . . .  Aaa                      500,000     530,420
Cook County, G.O. Bond, Series A, FGIC, 5.00%, 11/15/2022. . . . . . . . . . . . .  Aaa                      750,000     780,000
Illinois State, Certificate of Participation, Series 1995A, MBIA, 5.60%, 7/1/2010.  Aaa                      100,000     104,752
Illinois State, G.O. Bond, 5.00%, 12/1/2027. . . . . . . . . . . . . . . . . . . .  Aa3                      600,000     613,650
Madison & St. Clair Counties School District No. 010 Collinsville,
G.O. Bond, FGIC, 5.125%, 2/1/2019. . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      500,000     539,320
Rock Island County School District No. 041 Rock Island,
G.O. Bond, FSA, 5.125%, 12/1/2015. . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      200,000     214,988
                                                                                                                    ------------
                                                                                                                       4,077,091
                                                                                                                    ------------

INDIANA - 2.0%
Avon, Community School Building Corp., Prerefunded Balance, Revenue Bond,
AMBAC, 5.25%, 1/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      310,000     334,034
Avon, Community School Building Corp., Unrefunded Balance, Revenue Bond,
AMBAC, 5.25%, 1/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      615,000     652,952
Bloomington, Sewage Works, Revenue Bond, MBIA, 5.80%, 1/1/2011 . . . . . . . . . .  Aaa                      150,000     154,576
La Porte County, G.O. Bond, FGIC, 5.20%, 1/15/2018 . . . . . . . . . . . . . . . .  Aaa                      300,000     325,122
Monroe County Community School Corp., Revenue Bond, MBIA, 5.25%, 7/1/2016  . . . .  Aaa                      125,000     136,321
                                                                                                                    ------------
                                                                                                                       1,603,005
                                                                                                                    ------------

IOWA - 1.4%
Indianola Community School District, G.O. Bond, FGIC, 5.20%, 6/1/2021. . . . . . .  Aaa                      425,000     456,773
Iowa City Community School District, G.O. Bond, FSA, 4.00%, 6/1/2018 . . . . . . .  Aaa                      425,000     421,005
Iowa City, Sewer, Revenue Bond, MBIA, 5.75%, 7/1/2021. . . . . . . . . . . . . . .  Aaa                      250,000     264,817
                                                                                                                    ------------
                                                                                                                       1,142,595
                                                                                                                    ------------

KANSAS - 1.9%
Derby, G.O. Bond, Series A, FSA, 5.00%, 6/1/2015 . . . . . . . . . . . . . . . . .  Aaa                      275,000     285,378
Johnson County Unified School District No. 229, G.O.
Bond, Series A, 5.00%, 10/1/2014 . . . . . . . . . . . . . . . . . . . . . . . . .  Aa1                      220,000     236,344
Johnson County Unified School District No. 231, G.O.
Bond, Series A, FGIC, 5.75%, 10/1/2016 . . . . . . . . . . . . . . . . . . . . . .  Aaa                      500,000     570,415
Wyandotte County School District No. 204 Bonner Springs, G.O. Bond,
Series A, FSA, 5.375%, 9/1/2015. . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      400,000     443,156
                                                                                                                    ------------
                                                                                                                       1,535,293
                                                                                                                    ------------

KENTUCKY - 2.0%
Jefferson County School District Finance Corp., School
Building, Revenue Bond, Series A, MBIA, 5.00%, 2/1/2011. . . . . . . . . . . . . .  Aaa                      300,000     318,594
Kentucky State Turnpike Authority, Economic Development, Revenue Bond, AMBAC,
6.50%, 7/1/2008  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      250,000     285,790
Louisville & Jefferson County, Metropolitan Sewer District
& Drain System, Revenue Bond, Series A, FGIC, 5.20%, 5/15/2026 . . . . . . . . . .  Aaa                    1,000,000   1,017,070
                                                                                                                    ------------
                                                                                                                       1,621,454
                                                                                                                    ------------

LOUISIANA - 1.9%
Lafayette Public Power Authority, Electric Revenue,
Revenue Bond, Series A, AMBAC, 5.00%, 11/1/2012  . . . . . . . . . . . . . . . . .  Aaa                      730,000     813,366
New Orleans, Sewage Service, Revenue Bond, FGIC, 5.25%, 6/1/2012 . . . . . . . . .  Aaa                      300,000     325,566
Orleans Parish, Parishwide School District, G.O. Bond,
Series A, FGIC, 5.125%, 9/1/2016 . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      400,000     425,408
                                                                                                                    ------------
                                                                                                                       1,564,340
                                                                                                                    ------------

MAINE - 1.0%
Kennebec, Water District, Revenue Bond, FSA, 5.125%, 12/1/2021 . . . . . . . . . .  Aaa                      750,000     800,955
                                                                                                                    ------------

MARYLAND - 0.4%
Baltimore, Water Project, Revenue Bond, Series A, FGIC, 5.55%, 7/1/2009. . . . . .  Aaa                      260,000     293,205
                                                                                                                    ------------

MASSACHUSETTS - 5.8%
Boston, G.O. Bond, Series A, MBIA, 4.125%, 1/1/2021. . . . . . . . . . . . . . . .  Aaa                    1,000,000     988,850
Boston, G.O. Bond, Series A, MBIA, 4.125%, 1/1/2022. . . . . . . . . . . . . . . .  Aaa                      410,000     400,812
Lowell, State Qualified, G.O. Bond, AMBAC, 5.00%, 2/1/2020 . . . . . . . . . . . .  Aaa                      500,000     530,750
Martha's Vineyard Regional High School District No. 100,
G.O. Bond, AMBAC, 6.70%, 12/15/2014. . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      200,000     206,118
Massachusetts Bay Transportation Authority, General Transportation System,
Prerefunded Balance, Revenue Bond, Series B, FSA, 5.25%, 3/1/2026. . . . . . . . .  Aaa                      315,000     332,999
Massachusetts Bay Transportation Authority, General Transportation System,
Unrefunded Balance, Revenue Bond, Series B, FSA, 5.25%, 3/1/2026 . . . . . . . . .  Aaa                      185,000     192,185
Massachusetts State, G.O. Bond, Series C, AMBAC, 5.75%, 8/1/2010 . . . . . . . . .  Aaa                      400,000     457,828
Massachusetts State, G.O. Bond, Series D, 5.25%, 10/1/2014 . . . . . . . . . . . .  Aa2                    1,000,000   1,128,870
Plymouth, G.O. Bond, MBIA, 5.25%, 10/15/2020 . . . . . . . . . . . . . . . . . . .  Aaa                      100,000     109,827
Richmond, G.O. Bond, MBIA, 5.00%, 4/15/2021. . . . . . . . . . . . . . . . . . . .  Aaa                      400,000     420,496
                                                                                                                    ------------
                                                                                                                       4,768,735
                                                                                                                    ------------

MICHIGAN - 4.1%
Comstock Park Public Schools, G.O. Bond, FSA, 5.50%, 5/1/2011. . . . . . . . . . .  Aaa                      150,000     158,073
Detroit City School District, School Building & Site Impt., G.O. Bond, Series B,
FGIC, 5.00%, 5/1/2033  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      750,000     763,590
Holly Area School District, G.O. Bond, FGIC, 5.00%, 5/1/2022 . . . . . . . . . . .  Aaa                      500,000     519,620
Hudsonville Public Schools, G.O. Bond, FGIC, 5.15%, 5/1/2027 . . . . . . . . . . .  Aaa                      225,000     229,435
Lincoln Park School District, G.O. Bond, FGIC, 5.00%, 5/1/2026 . . . . . . . . . .  Aaa                      480,000     486,106
Muskegon Water Revenue, Revenue Bond, FSA, 4.75%, 5/1/2019 . . . . . . . . . . . .  Aaa                      565,000     577,820
Oakland County, George W. Kuhn Drain District,
G.O. Bond, Series B, 5.375%, 4/1/2021. . . . . . . . . . . . . . . . . . . . . . .  Aaa                      475,000     514,273
St. Joseph County, Sewer Disposal Systems - Constantine,
G.O. Bond, FSA, 5.00%, 4/1/2012. . . . . . . . . . . . . . . . . . . . . . . . . .  AAA1                     100,000     105,329
                                                                                                                    ------------
                                                                                                                       3,354,246
                                                                                                                    ------------

MINNESOTA - 1.9%
Albert Lea Independent School District No. 241, G.O. Bond, MBIA, 5.00%, 2/1/2018 .  Aaa                      500,000     521,150
Big Lake Independent School District No. 727, G.O. Bond, MBIA, 5.50%, 2/1/2014 . .  Aaa                      500,000     539,330
Minneapolis, G.O. Bond, Series B, 5.20%, 3/1/2013. . . . . . . . . . . . . . . . .  Aa1                      300,000     309,108
Western Minnesota, Municipal Power Agency, Revenue
Bond, 6.625%, 1/1/2016 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      175,000     212,335
                                                                                                                    ------------
                                                                                                                       1,581,923
                                                                                                                    ------------

MISSISSIPPI - 2.3%
Biloxi Public School District, Revenue Bond, MBIA, 5.00%, 4/1/2017 . . . . . . . .  Aaa                      500,000     539,660
De Soto County School District, G.O. Bond, FSA, 5.00%, 2/1/2013. . . . . . . . . .  Aaa                    1,000,000   1,097,830
Mississippi State, G.O. Bond, 6.30%, 12/1/2006 . . . . . . . . . . . . . . . . . .  Aa3                      200,000     201,598
                                                                                                                    ------------
                                                                                                                       1,839,088
                                                                                                                    ------------

MISSOURI - 0.7%
Metropolitan St. Louis Sewer District, Wastewater System Revenue, Revenue Bond,
Series A, MBIA, 3.60%, 5/1/2013. . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      600,000     606,762
                                                                                                                    ------------


NEVADA - 3.0%
Clark County, Transportation, G.O. Bond, Series A, FGIC, 4.50%, 12/1/2019. . . . .  Aaa                      500,000     507,110
Clark County, Public Facilities, G.O. Bond, Series C, FGIC, 5.00%, 6/1/2024. . . .  Aaa                      425,000     434,622
Nevada State, Project Nos. 66 & 67, G.O. Bond, Series A,
FGIC, 5.00%, 5/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      750,000     757,575
Truckee Meadows, Water Authority, Revenue Bond, Series A, FSA, 5.00%, 7/1/2025 . .  Aaa                      750,000     768,945
                                                                                                                    ------------
                                                                                                                       2,468,252
                                                                                                                    ------------

NEW JERSEY - 3.1%
Jersey City, Water, G.O. Bond, FSA, 5.50%, 3/15/2011 . . . . . . . . . . . . . . .  Aaa                      225,000     246,582
Morris County Improvement Authority, School District Revenue, Morris Hills
Regional District, Revenue Bond, 3.70%, 10/1/2018  . . . . . . . . . . . . . . . .  Aaa                      540,000     522,310
North Hudson Sewerage Authority, Revenue Bond, FGIC, 5.25%, 8/1/2016 . . . . . . .  AAA1                     250,000     265,253
South Brunswick Township Board of Education, G.O. Bond, MBIA, 4.125%, 8/1/2012 . .  Aaa                    1,200,000   1,263,756
West Windsor-Plainsboro Regional School District,
G.O. Bond, FGIC, 5.25%, 12/1/2004. . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      250,000     251,565
                                                                                                                    ------------
                                                                                                                       2,549,466
                                                                                                                    ------------

NEW MEXICO- 1.0%
New Mexico Finance Authority, Public Project Revolving Fund, Revenue Bond,
Series A, MBIA, 3.25%, 6/1/2013. . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      805,000     780,061
                                                                                                                    ------------

NEW YORK - 5.1%
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 5.00%, 9/1/2014. . . . . . .  Aaa                      380,000     417,711
Mount Morris Central School District, G.O. Bond, FGIC, 4.125%, 6/15/2014 . . . . .  Aaa                    1,290,000   1,359,634
New York City Municpal Water Finance Authority, Revenue Bond, Series E,
FGIC, 5.00%, 6/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      750,000     768,405
Orange County, G.O. Bond, 5.125%, 9/1/2024 . . . . . . . . . . . . . . . . . . . .  Aa1                      500,000     527,935
Orange County, G.O. Bond, Series A, 3.00%, 11/1/2006 . . . . . . . . . . . . . . .  Aa1                      500,000     511,770
Spencerport Central School District, G.O. Bond, FSA, 5.00%, 11/15/2012 . . . . . .  Aaa                      350,000     386,323
Westchester County, G.O. Bond, 4.75%, 11/15/2016 . . . . . . . . . . . . . . . . .  Aaa                       15,000      16,061
Westchester County, Unrefunded Balance, G.O. Bond, 4.75%, 11/15/2016 . . . . . . .  Aaa                      135,000     139,199
                                                                                                                    ------------
                                                                                                                       4,127,038
                                                                                                                    ------------

NORTH CAROLINA - 2.1%
Cary, G.O. Bond, 5.00%, 3/1/2018 . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      700,000     756,336
Raleigh, G.O. Bond, 4.40%, 6/1/2017. . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      250,000     259,190
Union County, G.O. Bond, Series B, FGIC, 5.30%, 3/1/2013 . . . . . . . . . . . . .  Aaa                      250,000     280,528
Wilson, G.O. Bond, AMBAC, 5.10%, 6/1/2019. . . . . . . . . . . . . . . . . . . . .  Aaa                      400,000     430,928
                                                                                                                    ------------
                                                                                                                       1,726,982
                                                                                                                    ------------

OHIO - 2.6%
Cleveland, Various Purposes, G.O. Bond, MBIA, 5.00%, 12/1/2012 . . . . . . . . . .  Aaa                    1,140,000   1,270,655
Oak Hills Local School District, G.O. Bond, MBIA, 5.125%, 12/1/2025. . . . . . . .  Aaa                      490,000     502,485
Springfield City School District, G.O. Bond, FGIC, 5.20%, 12/1/2023  . . . . . . .  Aaa                      325,000     347,435
                                                                                                                    ------------
                                                                                                                       2,120,575
                                                                                                                    ------------

OKLAHOMA - 0.9%
Oklahoma State Turnpike Authority, Revenue Bond,
Series A, FGIC, 5.00%, 1/1/2023. . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      750,000     777,315
                                                                                                                    ------------

OREGON - 4.0%
Josephine County Unit School District Three Rivers, G.O.
Bond, FSA, 5.25%, 6/15/2017. . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      825,000     909,579
Oregon State Board of Higher Educatiion, G.O. Bond, Series B, 5.00%, 8/1/2033. . .  Aa3                    1,500,000   1,515,285
Salem, Pedestrian Safety Impts., G.O. Bond, FGIC, 5.50%, 5/1/2010. . . . . . . . .  Aaa                      255,000     268,724
Washington County School District No. 015 Forest Grove, G.O. Bond,
FSA, 5.50%, 6/15/2017. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      500,000     560,570
                                                                                                                    ------------
                                                                                                                       3,254,158
                                                                                                                    ------------

PENNSYLVANIA - 1.4%
Beaver County, G.O. Bond, MBIA, 5.15%, 10/1/2017 . . . . . . . . . . . . . . . . .  Aaa                      300,000     320,616
Cambria County, G.O. Bond, Series A, FGIC, 6.10%, 8/15/2016. . . . . . . . . . . .  Aaa                       65,000      66,517
Pennsylvania State Turnpike Commission, Revenue Bond, AMBAC, 5.375%, 7/15/2019 . .  Aaa                      530,000     588,766
Philadelphia, Water & Wastewater, Revenue Bond,
MBIA, 5.60%, 8/1/2018. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                       20,000      21,100
Philadelphia, Water & Wastewater, Unrefunded Balance, Revenue Bond,
MBIA, 5.60%, 8/1/2018. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      130,000     136,274
                                                                                                                    ------------
                                                                                                                       1,133,273
                                                                                                                    ------------

SOUTH CAROLINA - 4.2%
Beaufort County School District, G.O. Bond, Series A, 5.00%, 3/1/2020. . . . . . .  Aa1                      500,000     531,005
Orangeburg County Consolidated School District 5, G.O. Bond, 5.625%, 3/1/2019  . .  Aa1                      800,000     893,696
South Carolina, Transportation Infrastructure Bank Revenue, Revenue Bond,
Series A, AMBAC, 5.25%, 10/1/2021. . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    1,500,000   1,623,375
South Carolina State, State Highway, G.O. Bond, Series B, 5.625%, 7/1/2010 . . . .  Aaa                      350,000     379,449
                                                                                                                    ------------
                                                                                                                       3,427,525
                                                                                                                    ------------

SOUTH DAKOTA - 0.8%
Rapid City Area School District No. 51-4, Capital Outlay Certificates, G.O. Bond,
FSA, 4.75%, 1/1/2018 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      650,000     677,794
                                                                                                                    ------------

TENNESSEE - 2.3%
Cleveland, Water & Sewer, G.O. Bond, FGIC, 5.35%, 9/1/2023 . . . . . . . . . . . .  Aaa                      450,000     490,873
Johnson City, School Sales Tax, G.O. Bond, AMBAC, 6.70%, 5/1/2021. . . . . . . . .  Aaa                      350,000     376,576
Rhea County, G.O. Bond, MBIA, 5.00%, 4/1/2018. . . . . . . . . . . . . . . . . . .  Aaa                      950,000   1,022,637
                                                                                                                    ------------
                                                                                                                       1,890,086
                                                                                                                    ------------

TEXAS - 5.7%
Brazoria County, G.O. Bond, FGIC, 4.75%, 9/1/2011. . . . . . . . . . . . . . . . .  Aaa                      445,000     477,409
Brazos River Authority, Revenue Bond, Series B, FGIC, 4.25%, 12/1/2017 . . . . . .  Aaa                    1,125,000   1,126,710
McKinney, Waterworks & Sewer, Revenue Bond, FGIC, 4.75%, 3/15/2024 . . . . . . . .  Aaa                    1,000,000   1,010,160
North Texas Municipal Water District, Regional Wastewater, Revenue Bond,
FSA, 5.00%, 6/1/2012 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      150,000     160,005
Richardson Independent School District, G.O. Bond, Series B, 5.00%, 2/15/2021  . .  Aaa                      500,000     522,220
San Patricio Municipal Water District, Revenue Bond, FSA, 5.20%, 7/10/2028 . . . .  Aaa                      490,000     501,559
Southlake, Waterworks & Sewer System, G.O. Bond, AMBAC, 5.30%, 2/15/2011 . . . . .  Aaa                      350,000     365,264
Waller Consolidated Independent School District, G.O. Bond, 4.75%, 2/15/2023 . . .  Aaa                      500,000     505,730
                                                                                                                    ------------
                                                                                                                       4,669,057
                                                                                                                    ------------

UTAH - 1.7%
Alpine School District, G.O. Bond, FGIC, 5.375%, 3/15/2009 . . . . . . . . . . . .  Aaa                      250,000     266,755
St. George, Parks and Recreation, G.O. Bond, AMBAC, 4.00%, 8/1/2019. . . . . . . .  Aaa                      795,000     778,400
Utah State Building Ownership Authority, Lease Revenue, Revenue Bond, Series
C, FSA, 5.50%, 5/15/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      300,000     339,891
                                                                                                                    ------------
                                                                                                                       1,385,046
                                                                                                                    ------------

VIRGINIA - 0.7%
Richmond, G.O. Bond, Series B, FSA, 4.75%, 7/15/2023 . . . . . . . . . . . . . . .  Aaa                      400,000     408,920
Spotsylvania County, Water & Sewer Systems, Revenue
Bond, MBIA, 5.25%, 6/1/2016. . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      130,000     140,998
                                                                                                                    ------------
                                                                                                                         549,918
                                                                                                                    ------------

WASHINGTON - 2.6%
Franklin County, G.O. Bond, FGIC, 5.125%, 12/1/2022. . . . . . . . . . . . . . . .  Aaa                    1,000,000   1,055,770
King County, G.O. Bond, Series B, MBIA, 5.00%, 1/1/2030. . . . . . . . . . . . . .  Aaa                      400,000     404,200
Seattle, G.O. Bond, Series A, 5.75%, 1/15/2020 . . . . . . . . . . . . . . . . . .  Aa1                      230,000     241,617
Washington State, G.O. Bond, Series A, 5.00%, 1/1/2023 . . . . . . . . . . . . . .  Aa1                      410,000     420,873
                                                                                                                    ------------
                                                                                                                       2,122,460
                                                                                                                    ------------

WISCONSIN - 4.1%
East Troy School District, G.O. Bond, Series A, MBIA, 4.625%, 10/1/2011  . . . . .  Aaa                      400,000     410,776
Kenosha, G.O. Bond, Series B, FSA, 5.00%, 9/1/2011 . . . . . . . . . . . . . . . .  Aaa                      765,000     848,989
Oshkosh, Corporate Purposes, G.O. Bond, Series A, FGIC, 5.05%, 12/1/2021 . . . . .  Aaa                      450,000     472,221
Stoughton Area School District, G.O. Bond, FGIC, 4.875%, 4/1/2016. . . . . . . . .  Aaa                      500,000     529,530
Two Rivers Public School District, G.O. Bond, FSA, 5.625%, 3/1/2019. . . . . . . .  Aaa                      415,000     471,191
Washington County, Workforce Development Center, G.O. Bond, 3.75%, 3/1/2007. . . .  Aa2                       25,000      25,914
West De Pere School District, G.O. Bond, Series A, FSA, 5.25%, 10/1/2017 . . . . .  Aaa                      500,000     551,270
                                                                                                                    ------------
                                                                                                                       3,309,891
                                                                                                                    ------------

TOTAL MUNICIPAL SECURITIES
(Identified Cost $74,020,532). . . . . . . . . . . . . . . . . . . . . . . . . . .                                    77,525,648
                                                                                                                    ------------

SHORT-TERM INVESTMENTS - 3.7%
Dreyfus BASIC Municipal Money Market Fund. . . . . . . . . . . . . . . . . . . . .                         1,000,000   1,000,000
Dreyfus Municipal Reserves - Class R . . . . . . . . . . . . . . . . . . . . . . .                         2,045,724   2,045,724
                                                                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3,045,724) . . . . . . . . . . . . . . . . . . . . . . . . . . .                                     3,045,724
                                                                                                                    ------------

TOTAL INVESTMENTS - 98.7%
(Identified Cost $77,066,256). . . . . . . . . . . . . . . . . . . . . . . . . . .                                    80,571,372

OTHER ASSETS, LESS LIABILITIES - 1.3%. . . . . . . . . . . . . . . . . . . . . . .                                     1,078,079
                                                                                                                    ------------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                  $ 81,649,451
                                                                                                                    ============





KEY:

G.O.  Bond  -  General  Obligation  Bond
Impt.  -  Improvement
No.  -  Number



Scheduled  principal  and  interest  payments  are  guaranteed  by:
AMBAC  (AMBAC  Assurance  Corp.)
FGIC  (Financial  Guaranty  Insurance  Co.)
FSA  (Financial  Security  Assurance)
MBIA  (MBIA,  Inc.)
The  insurance  does  not  guarantee  the  market  value of the municipal bonds.



*Credit  ratings  from  Moody's  (unaudited)
1Credit  ratings  from  S&P  (unaudited)



The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FGIC - 25.5%; MBIA - 21.8%; FSA - 17.5%; AMBAC - 11.3%.



FEDERAL  TAX  INFORMATION:

On September 30, 2004, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:




Cost for federal income tax purposes  $77,116,025

Unrealized appreciation. . . . . . .  $ 3,563,669
Unrealized depreciation. . . . . . .     (108,322)
                                      ------------

Net unrealized appreciation. . . . .  $ 3,455,347
                                      ============





For information regarding the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent semi-annual or annual financial statements.




INVESTMENT PORTFOLIO - SEPTEMBER 30, 2004



                                                                             CREDIT
                                                                             RATING*     PRINCIPAL AMOUNT/
NEW YORK TAX EXEMPT SERIES                                                 (UNAUDITED)         SHARES           VALUE
------------------------------------------------------------------------  ------------  ------------------  --------------
NEW YORK MUNICIPAL SECURITIES - 98.0%
Amherst, Public Impt., G.O. Bond, FGIC, 4.625%, 3/1/2007 . . . . . . . .  Aaa           $          200,000   $     212,356
Arlington Central School District, G.O. Bond, MBIA, 4.625%, 12/15/2024 .  Aaa                      845,000         857,295
Arlington Central School District, G.O. Bond, MBIA, 4.625%, 12/15/2025 .  Aaa                      365,000         368,113
Auburn City School District, G.O. Bond, FGIC, 4.55%, 12/1/2006 . . . . .  Aaa                      385,000         407,249
Bayport-Blue Point Union Free School District, G.O. Bond, FGIC, 5.60%,
6/15/2012  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      250,000         269,675
Beacon City School District, G.O. Bond, MBIA, 5.60%, 7/15/2019 . . . . .  Aaa                      500,000         571,660
Brighton Central School District, G.O. Bond, FSA, 5.40%, 6/1/2012. . . .  Aaa                      250,000         269,842
Broome County, Public Safety Facility, Certificate of Participation,
MBIA, 5.00%, 4/1/2006  . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      250,000         255,627
Buffalo, G.O. Bond, Series A, MBIA, 5.00%, 12/1/2009 . . . . . . . . . .  Aaa                      150,000         158,289
Buffalo, G.O. Bond, Series A, AMBAC, 5.20%, 2/1/2010 . . . . . . . . . .  Aaa                      250,000         271,443
Buffalo Municipal Water Finance Authority, Water Systems, Revenue Bond,
Series A, FGIC, 5.00%, 7/1/2028. . . . . . . . . . . . . . . . . . . . .  Aaa                      750,000         763,440
Cattaraugus County, Public Impt., G.O. Bond, AMBAC, 5.00%, 8/1/2007. . .  Aaa                      300,000         323,961
Chittenango Central School District, G.O. Bond, FGIC, 5.375%, 6/15/2016.  Aaa                      200,000         205,574
Clyde-Savannah Central School District, G.O. Bond, FGIC, 5.00%,
6/1/2013 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      500,000         557,740
Colonie, G.O. Bond, MBIA, 5.20%, 8/15/2008 . . . . . . . . . . . . . . .  Aaa                      100,000         104,887
Cortlandville, G.O. Bond, FSA, 5.40%, 6/15/2013. . . . . . . . . . . . .  Aaa                      155,000         159,255
Dryden Central School District, G.O. Bond, FSA, 5.50%, 6/15/2011 . . . .  Aaa                      200,000         208,968
East Aurora Union Free School District, G.O. Bond, FGIC, 5.20%,
6/15/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      300,000         313,017
Eastchester, Public Impt., G.O. Bond, Series B, FSA, 4.90%, 10/15/2011 .  Aaa                      385,000         404,304
Ellenville Central School District, G.O. Bond, FSA, 5.375%, 5/1/2009 . .  Aaa                      210,000         224,998
Ellenville Central School District, G.O. Bond, AMBAC, 5.70%, 5/1/2011. .  Aaa                      700,000         772,863
Erie County, G.O. Bond, Series B, FGIC, 5.50%, 6/15/2009 . . . . . . . .  Aaa                      100,000         104,055
Erie County, G.O. Bond, Series B, FGIC, 5.50%, 6/15/2025 . . . . . . . .  Aaa                      400,000         413,544
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 4.00%, 3/15/2006 .  Aaa                    1,500,000       1,547,805
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 5.00%, 9/1/2014. .  Aaa                      500,000         549,620
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 4.75%, 10/1/2016 .  Aaa                      550,000         582,208
Fairport Central School District, G.O. Bond, FSA, 5.00%, 6/1/2019. . . .  Aaa                      500,000         536,630
Franklin Square Union Free School District, G.O. Bond, FGIC, 5.00%,
1/15/2021  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      520,000         552,859
Freeport, G.O. Bond, Series A, FGIC, 4.00%, 1/15/2014. . . . . . . . . .  Aaa                      540,000         556,907
Gloversville City School District, G.O. Bond, FSA, 5.00%, 6/15/2005. . .  Aaa                      350,000         358,414
Greece Central School District, G.O. Bond, FSA, 4.60%, 6/15/2018 . . . .  Aaa                      180,000         186,926
Guilderland Central School District, G.O. Bond, FGIC, 5.00%, 5/15/2016 .  Aaa                      400,000         416,416
Hamburg Central School District, G.O. Bond, FGIC, 5.375%, 6/1/2014 . . .  Aaa                      600,000         664,242
Hempstead Town, Prerefunded Balance, G.O. Bond,
Series B, FGIC, 5.625%, 2/1/2010 . . . . . . . . . . . . . . . . . . . .  AAA1                      35,000          37,507
Hempstead Town, Unrefunded Balance, G.O. Bond,
Series B, FGIC, 5.625%, 2/1/2010 . . . . . . . . . . . . . . . . . . . .  Aaa                      165,000         176,078
Holland Central School District, G.O. Bond, FGIC, 6.125%, 6/15/2010. . .  Aaa                      245,000         257,706
Huntington, G.O. Bond, AMBAC, 5.90%, 1/15/2007 . . . . . . . . . . . . .  Aaa                      300,000         309,735
Huntington, G.O. Bond, MBIA, 5.875%, 9/1/2009. . . . . . . . . . . . . .  Aaa                       45,000          46,661
Islip, Public Impt., G.O. Bond, FGIC, 5.375%, 6/15/2015. . . . . . . . .  Aaa                    1,555,000       1,743,077
Jamesville-Dewitt Central School District, G.O. Bond, AMBAC, 5.75%,
6/15/2009  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      420,000         478,594
Jordan-El Bridge Central School District, G.O. Bond, AMBAC, 5.875%,
6/15/2008  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      500,000         524,980
Le Roy Central School District, G.O. Bond, FGIC, 0.10%, 6/15/2008. . . .  Aaa                      350,000         318,871
Longwood Central School District at Middle Island, G.O. Bond, FSA,
5.00%, 6/15/2017 . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      250,000         278,800
Longwood Central School District at Middle Island, G.O. Bond, FSA,
5.00%, 6/15/2018 . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      250,000         278,800
Metropolitan Transportation Authority, Revenue Bond,
Series B, AMBAC, 5.00%, 7/1/2018 . . . . . . . . . . . . . . . . . . . .  Aaa                    1,500,000       1,667,295
Metropolitan Transportation Authority, Service Contract, Revenue Bond,
Series B, FGIC, 5.50%, 7/1/2011. . . . . . . . . . . . . . . . . . . . .  Aaa                    1,000,000       1,142,550
Middletown City School District, G.O. Bond, Series A, AMBAC, 5.50%,
11/15/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      175,000         182,366
Monroe County, Public Impt., G.O. Bond, AMBAC, 4.90%, 6/1/2005 . . . . .  Aaa                      165,000         168,642
Monroe County, Public Impt., Unrefunded Balance,
G.O. Bond, AMBAC, 4.90%, 6/1/2005. . . . . . . . . . . . . . . . . . . .  Aaa                       85,000          86,839
Monroe County, Water Impt., G.O. Bond, 5.25%, 2/1/2017 . . . . . . . . .  Baa1                     320,000         331,155
Monroe County Water Authority, Revenue Bond, 5.00%, 8/1/2019 . . . . . .  Aa3                    1,700,000       1,806,352
Mount Morris Central School District, G.O. Bond, FGIC, 4.125%,
6/15/2013  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      790,000         832,944
Nassau County, Combined Sewer Districts, G.O. Bond, Series F, MBIA,
5.35%, 7/1/2008  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    1,500,000       1,655,565
Nassau County, General Impt., G.O. Bond, Series C, FSA, 5.125%,
1/1/2014 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      500,000         554,130
Nassau County, General Impt., G.O. Bond, Series U, AMBAC, 5.25%,
11/1/2014  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      335,000         362,715
Nassau County, General Impt., G.O. Bond, Series V, AMBAC,5.25%,
3/1/2015 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      385,000         417,710
New York, G.O. Bond, Series I, MBIA, 5.00%, 5/15/2028. . . . . . . . . .  Aaa                    1,900,000       1,933,896
New York, G.O. Bond, Series K, FSA, 5.375%, 8/1/2020 . . . . . . . . . .  Aaa                    1,000,000       1,095,700
New York City Municipal Water Finance Authority, Revenue Bond,
Series E, FGIC, 5.00%, 6/15/2026 . . . . . . . . . . . . . . . . . . . .  Aaa                      750,000         768,405
New York City Municipal Water Finance Authority, Water & Sewer Systems,
Revenue Bond, Series B, FGIC,  5.125%, 6/15/2030 . . . . . . . . . . . .  Aaa                    2,000,000       2,031,880
New York City Municipal Water Finance Authority, Water & Sewer Systems,
Revenue Bond, Series A, AMBAC, 5.00%, 6/15/2035. . . . . . . . . . . . .  AAA1                     750,000         764,640
New York City Transitional Finance Authority, Revenue Bond, Series A,
5.50%, 2/15/2011   . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa2                    1,000,000       1,140,830
New York State, G.O. Bond, Series A, 4.60%, 3/15/2013. . . . . . . . . .  A2                       475,000         509,100
New York State, G.O. Bond, Series B, 5.125%, 3/1/2018. . . . . . . . . .  A2                     1,000,000       1,067,640
New York State, G.O. Bond, Series C, FSA, 5.00%, 4/15/2012 . . . . . . .  AAA1                     700,000         780,101
New York State, G.O. Bond, Series D, AMBAC, 5.00%, 7/15/2015 . . . . . .  Aaa                      500,000         539,470
New York State Dormitory Authority, Columbia University,
Revenue Bond, Series A, 5.00%, 7/1/2025. . . . . . . . . . . . . . . . .  Aaa                      500,000         520,495
New York State Environmental Facilities Corp., Clean Water & Drinking,
Revenue Bond, MBIA, 5.00%, 6/15/2021 . . . . . . . . . . . . . . . . . .  Aaa                      600,000         634,128
New York State Environmental Facilities Corp., Clean Water & Drinking,
Revenue Bond, 5.00%, 6/15/2027 . . . . . . . . . . . . . . . . . . . . .  Aaa                    1,000,000       1,024,340
New York State Environmental Facilities Corp., Pollution
Control, Revenue Bond, Pooled LN-B, 6.65%, 9/15/2013 . . . . . . . . . .  Aaa                      250,000         251,013
New York State Environmental Facilities Corp., Pollution
Control, Revenue Bond, Series E, MBIA, 5.00%, 6/15/2012. . . . . . . . .  Aaa                      200,000         215,694
New York State Environmental Facilities Corp., Pollution Control,
Prerefunded Balance, Revenue Bond, Series A, 4.65%, 6/15/2007. . . . . .  Aaa                      135,000         144,181
New York State Environmental Facilities Corp., Pollution Control,
Unrefunded Balance, Revenue Bond, Series A, 4.65%, 6/15/2007 . . . . . .  Aaa                      115,000         121,909
New York State Environmental Facilities Corp., Pollution Control,
Prerefunded Balance, Revenue Bond, Series A, 5.20%, 6/15/2015. . . . . .  Aaa                      225,000         242,375
New York State Environmental Facilities Corp., Pollution Control,
Unrefunded Balance, Revenue Bond, Series A, 5.20%, 6/15/2015 . . . . . .  Aaa                       25,000          26,682
New York State Environmental Facilities Corp., Pollution Control
Unrefunded Balance, Revenue Bond, Series B, 5.20%, 5/15/2014 . . . . . .  Aaa                      440,000         494,014
New York State Housing Finance Agency, State University
Construction, Revenue Bond, Series A, 8.00%, 5/1/2011. . . . . . . . . .  Aaa                      250,000         306,133
New York State Local Government Assistance Corp., Revenue Bond,
Series A, 6.00%, 4/1/2024. . . . . . . . . . . . . . . . . . . . . . . .  A1                       250,000         260,485
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series A, FGIC, 5.50%, 4/1/2015. . . . . . . . . . . . . .  Aaa                      320,000         356,326
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series A, AMBAC, 5.25%, 4/1/2017 . . . . . . . . . . . . .  Aaa                      555,000         602,519
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series B, MBIA, 5.75%, 4/1/2006. . . . . . . . . . . . . .  Aaa                      100,000         103,955
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series B, MBIA, 5.25%, 4/1/2016. . . . . . . . . . . . . .  Aaa                      300,000         332,355
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series C, MBIA, 5.25%, 4/1/2011. . . . . . . . . . . . . .  Aaa                    1,000,000       1,125,430
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series C, AMBAC, 5.00%, 4/1/2020 . . . . . . . . . . . . .  Aaa                      750,000         794,708
New York State Thruway Authority, Personal Income Tax Revenue,
Revenue Bond, Series A, FSA, 5.00%, 3/15/2014. . . . . . . . . . . . . .  Aaa                      500,000         552,105
New York State Thruway Authority, Personal Income Tax Revenue,
Revenue Bond, Series A, MBIA, 5.00%, 3/15/2016 . . . . . . . . . . . . .  Aaa                      300,000         326,961
New York State Urban Development Corp., Revenue Bond, 5.375%, 7/1/2022 .  Aaa                      400,000         429,368
New York State Urban Development Corp., Correctional Capital Facilities,
Revenue Bond, Series A, FSA, 5.25%, 1/1/2014 . . . . . . . . . . . . . .  Aaa                      500,000         566,090
Niagara County, G.O. Bond, MBIA, 5.90%, 7/15/2014. . . . . . . . . . . .  Aaa                      350,000         361,151
Niagara County, G.O. Bond, Series B, MBIA, 5.20%, 1/15/2011. . . . . . .  Aaa                      400,000         409,124
North Hempstead, G.O. Bond, Series A, FGIC, 4.75%, 1/15/2023 . . . . . .  Aaa                    1,000,000       1,015,830
Norwich City School District, G.O. Bond, FSA, 5.00%, 6/15/2010 . . . . .  Aaa                      250,000         276,955
Panama Central School District, G.O. Bond, FGIC, 5.00%, 6/15/2019. . . .  Aaa                      595,000         634,508
Patchogue-Medford Union Free School District, G.O. Bond, Series A,
FGIC, 3.50%, 7/1/2012  . . . . . . . . . . . . . . . . . . . . . . . . .  AAA1                     805,000         821,438
Pavilion Central School District, G.O. Bond, FSA, 5.625%, 6/15/2018. . .  Aaa                      880,000         994,963
Phelps-Clifton Springs Central School District, G.O. Bond, Series B,
MBIA, 5.00%, 6/15/2021 . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      850,000         914,056
Phelps-Clifton Springs Central School District, G.O. Bond, Series B,
MBIA, 5.00%, 6/15/2022 . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      450,000         481,176
Queensbury, G O. Bond, Series A, FGIC, 5.50%, 4/15/2011. . . . . . . . .  Aaa                      150,000         155,958
Queensbury, G.O. Bond, Series A, FGIC, 5.50%, 4/15/2012. . . . . . . . .  Aaa                      350,000         363,902
Ravena Coeymans Selkirk Central School District, G.O. Bond, FSA, 4.25%,
6/15/2014  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    1,180,000       1,245,785
Rochester, G.O. Bond, Series A, AMBAC, 4.70%, 8/15/2006. . . . . . . . .  Aaa                       10,000          10,536
Rochester, Unrefunded Balance, G.O. Bond, Series A, AMBAC, 4.70%,
8/15/2006  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      240,000         252,571
Rochester, G.O. Bond, Series A, AMBAC, 5.00%, 8/15/2020. . . . . . . . .  Aaa                      250,000         277,913
Rochester, G.O. Bond, Series A, AMBAC, 5.00%, 8/15/2022. . . . . . . . .  Aaa                       95,000         104,862
Rome, G.O. Bond, AMBAC, 5.20%, 12/1/2010 . . . . . . . . . . . . . . . .  Aaa                      390,000         400,183
Rondout Valley Central School District, G.O. Bond, FSA, 5.375%,
3/1/2020 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      500,000         567,640
Schenectady, G.O. Bond, MBIA, 5.30%, 2/1/2011. . . . . . . . . . . . . .  Aaa                      250,000         272,033
Scotia Glenville Central School District, G.O. Bond, FGIC, 5.50%,
6/15/2020  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    1,025,000       1,165,794
South Country Central School District of Brookhaven, G.O. Bond,
FGIC, 5.50%, 9/15/2007 . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      380,000         384,974
South Glens Falls Central School District,
G.O. Bond, FGIC, 5.375%, 6/15/2018 . . . . . . . . . . . . . . . . . . .  Aaa                      605,000         684,769
South Glens Falls Central School District, Unrefunded Balance,
G.O. Bond, FGIC, 5.375%, 6/15/2018 . . . . . . . . . . . . . . . . . . .  Aaa                       95,000         105,704
South Huntington Union Free School District, G.O. Bond, FGIC, 5.00%,
9/15/2016  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      325,000         354,734
South Huntington Union Free School District, G.O. Bond, FGIC, 5.10%,
9/15/2017  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      100,000         109,741
Steuben County, Public Impt., G.O. Bond, AMBAC, 5.60%, 5/1/2006. . . . .  Aaa                      500,000         507,570
Suffolk County, G.O. Bond, Series A, FGIC, 4.75%, 8/1/2019 . . . . . . .  Aaa                      895,000         921,823
Suffolk County Water Authority, Revenue Bond, MBIA, 5.10%, 6/1/2009. . .  Aaa                      250,000         276,495
Suffolk County Water Authority, Revenue Bond, Series A, AMBAC, 5.00%,
6/1/2017 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      400,000         430,436
Sullivan County, Public Impt., G.O. Bond, MBIA, 5.125%, 3/15/2013. . . .  Aaa                      330,000         334,211
Syracuse, Public Impt., G.O. Bond, Series C, AMBAC, 5.40%, 8/1/2017. . .  Aaa                      700,000         787,570
Syracuse, Public Impt., G.O. Bond, Series C, AMBAC, 5.50%, 8/1/2018. . .  Aaa                      850,000         962,141
Three Village Central School District, G.O. Bond, FSA, 5.375%,
6/15/2007  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      230,000         247,204
Tompkins County, Public Impt., G.O. Bond, Series B, 5.10%, 4/1/2020  . .  Aa2                      400,000         421,688
Triborough Bridge & Tunnel Authority, Revenue Bond,
Series A, MBIA, 4.75%, 1/1/2019. . . . . . . . . . . . . . . . . . . . .  Aaa                      300,000         328,398
Triborough Bridge & Tunnel Authority, General Purposes, Revenue Bond,
Series A, MBIA, 5.00%, 1/1/2032  . . . . . . . . . . . . . . . . . . . .  Aaa                    1,000,000       1,018,190
Triborough Bridge & Tunnel Authority, Revenue Bond, Subordinate Bonds,
FGIC, 5.00%, 11/15/2032. . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    1,000,000       1,022,000
Warwick Valley Central School District, G.O. Bond, FSA, 5.60%,
1/15/2018  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      575,000         649,215
Warwick Valley Central School District, G.O. Bond, FSA, 5.625%,
1/15/2022  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      380,000         424,574
Wayne County, Public Impt., G.O. Bond, MBIA, 4.125%, 6/1/2024. . . . . .  Aaa                      500,000         479,140
West Seneca Central School District, G.O. Bond, FSA, 5.00%, 5/1/2011 . .  Aaa                      300,000         333,468
Westchester County, G.O. Bond, Series A, 4.75%, 12/15/2008 . . . . . . .  Aaa                      250,000         259,530
Westchester County, G.O. Bond, Series A, 4.75%, 12/15/2009 . . . . . . .  Aaa                      250,000         260,900
Westchester County, G.O. Bond, Series B, 4.30%, 12/15/2011 . . . . . . .  Aaa                       15,000          15,016
Westchester County, G.O. Bond, Series B, 3.70%, 12/15/2015 . . . . . . .  Aaa                    1,000,000       1,003,680
Western Nassau County Water Authority, Water Systems, Revenue Bond,
AMBAC, 5.65%, 5/1/2026 . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                      350,000         372,403
William Floyd Union Free School District of the Mostics-Mariches-Shirley,
G.O. Bond, AMBAC, 5.70%, 6/15/2008 . . . . . . . . . . . . . . . . . . .  Aaa                      405,000         452,215
Williamsville Central School District, G.O. Bond, MBIA, 5.00%, 6/15/2012  Aaa                      490,000         546,438
Wyandanch Union Free School District, G.O. Bond, FSA, 5.60%, 4/1/2017. .  Aaa                      500,000         544,885
                                                                                                          ----------------



TOTAL NEW YORK MUNICIPAL SECURITIES
(Identified Cost $69,229,670). . . . . . . . . . . . . . . . . . . . . .                                        72,837,672
                                                                                                          ----------------

SHORT-TERM INVESTMENTS - 0.6%
Dreyfus BASIC New York Municipal Money Market Fund
(Identified Cost $423,655) . . . . . . . . . . . . . . . . . . . . . . .                           423,655         423,655
                                                                                                          ----------------

TOTAL INVESTMENTS - 98.6%
(Identified Cost $69,653,325). . . . . . . . . . . . . . . . . . . . . .                                        73,261,327

OTHER ASSETS, LESS LIABILITIES - 1.4%. . . . . . . . . . . . . . . . . .                                         1,067,611
                                                                                                          ----------------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . . . . . . . . . .                                   $    74,328,938
                                                                                                          ================





KEY:
G.O.  Bond  -  General  Obligation  Bond
Impt.  -  Improvement



Scheduled  principal  and  interest  payments  are  guaranteed  by:
AMBAC  (AMBAC  Assurance  Corp.)
FGIC  (Financial  Guaranty  Insurance  Co.)
FSA  (Financial  Security  Assurance)
MBIA  (MBIA,  Inc.)
The  insurance  does  not  guarantee  the  market  value of the municipal bonds.



*Credit  ratings  from  Moody's  (unaudited)
1Credit  ratings  from  S&P  (unaudited)



The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FGIC - 31.6%; MBIA - 19.0%; AMBAC
-  17.3%; FSA - 15.8%.



FEDERAL  TAX  INFORMATION:

On September 30, 2004, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:




Cost for federal income tax purposes  $69,618,997

Unrealized appreciation. . . . . . .  $ 3,770,808
Unrealized depreciation. . . . . . .     (128,478)
                                      ------------

Net unrealized appreciation. . . . .  $ 3,642,330
                                      ============





For information regarding the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent semi-annual or annual financial statements.

ITEM  2:  CONTROLS  AND  PROCEDURES

(a) Based on their evaluation of the Funds' disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds' Principal Executive Officer and Principal Financial Officer have concluded that the Funds' disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds' officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds' last fiscal quarter, there have been no changes in the Funds' internal control over financial reporting that the above officers are aware of that have materially affected, or are reasonably likely to materially affect, the Funds' internal control over financial reporting.


ITEM  3:  EXHIBITS

Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exeter  Fund,  Inc.

/s/ B. Reuben Auspitz

B.  Reuben  Auspitz
President  &  Principal  Executive  Officer  of  Exeter  Fund,  Inc.
November  24,  2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz

B.  Reuben  Auspitz
President  &  Principal  Executive  Officer  of  Exeter  Fund,  Inc.
November  24,  2004

/s/ Christine Glavin

Christine  Glavin
Chief Financial Officer & Principal Financial Officer of Exeter Fund, Inc. November 24, 2004